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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston,
Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the year ended May 31, 2007. These 4 series have a May 31, fiscal year end.

Date of reporting period: May 31, 2007

Item 1 - Reports to Stockholders.

Evergreen High Grade Municipal Bond Fund

Evergreen

HIGH GRADE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2007

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for Evergreen High Grade Municipal Bond Fund covering the twelve-month period ended May 31, 2007.

The domestic fixed-income markets, including the municipal bond market, delivered moderate, positive returns during the twelve-month period. Interest rates, and therefore bond prices, showed relatively little volatility over most of the fiscal year as the economy’s growth appeared to decelerate and inflationary fears receded. The U.S. Federal Reserve Board, after repeatedly raising the fed funds rate in the preceding months in an effort to quell price pressures, hiked the key rate to 5.25% in June 2006. The nation’s central bank then left the influential short-term interest rate unchanged for the remainder of the period. Market interest rates on longer-maturity securities declined somewhat, which resulted in a flattening of the yield curve — a narrowing of the difference in yields between short-term and longer-maturity bonds — and better performance by securities with longer maturities. At the same time, the continued expansion of the economy encouraged investors to seek higher yields, while lower-quality, higher-yielding municipal securities tended to outperform high-grade bonds.

The trajectory of the economy’s growth showed clear signs of a deceleration as the fiscal year progressed. U.S. Gross Domestic Product grew by a rate of 3.3% during 2006 then decelerated to a rate of 0.7% for the first three months of 2007. Weakness in

1

LETTER TO SHAREHOLDERS continued

housing activity was the most visible evidence of a softening in the economy, but solid job growth, rising wages and increases in personal consumption and business investment helped sustain the positive momentum of economic activity. The growth in corporate profits showed few signs of moderation during the twelvemonth period, and equity markets produced healthy returns for the fiscal year, overcoming some periods of short-term volatility. Periodically interrupting the upward movement of stock prices were a variety of concerns, ranging from international geopolitical tensions to worries about a return to the “stagflation” that undermined growth a quarter century earlier.

During this period, Evergreen’s municipal bond fund managers analyzed the factors that influenced bond values, managing each portfolio within its investment universe in pursuit of both total return and yield. The portfolio managers of Evergreen Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, for example, all extended their funds’ duration to capture the price appreciation potential as the yield curve flattened. At the same time, they sought selective opportunities among lower-rated, higher-yielding securities. The manager of Evergreen High Grade Municipal Bond Fund also extended the fund’s duration, while maintaining a focus on the high quality, insured municipal securities. The team managing the Evergreen Strategic Municipal Bond Fund, meanwhile, sought opportunities to increase yield without extending duration by placing greater emphasis on higher quality cushion bonds, which offer

2

LETTER TO SHAREHOLDERS continued

competitive yield, relatively stable prices and greater protection against the risks of rising interest rates.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Special Notice Regarding Tax Treatment of Municipal Bonds:

The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state’s ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court’s decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Fund, as taxable income at the state and local levels in response to the Court’s decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Fund, to be significantly and adversely affected.

3

FUND AT A GLANCE

as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/21/1992

	Class A	Class B	Class C	Class I
Class inception date	2/21/1992	1/11/1993	4/30/1999	2/28/1994

Nasdaq symbol	EHGAX	EHGBX	EHGCX	EHGYX

Average annual return*

1-year with sales charge	-0.72%	-1.50%	2.50%	N/A

1-year w/o sales charge	4.27%	3.50%	3.50%	4.54%

5-year	3.30%	3.22%	3.57%	4.61%

10-year	4.22%	3.96%	4.11%	5.01%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Grade Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.27% for the twelve-month period ended May 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 4.84% .

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

The fund, which primarily invests in AAA-rated, insured municipal bonds, outpaced the median 3.86% return of Lipper’s Insured Municipal Bond Fund category, while trailing its benchmark.

The fiscal period saw two trends exert major influences on municipal bond performance. Longer-maturity strategies outperformed strategies emphasizing short- and intermediate-term securities, while lower-rated bonds tended to outperform high-grade sectors, including insured bonds. While the fund’s performance was helped by our decision to emphasize longer-maturity bonds, the focus on insured bonds tended to detract from results relative to the LBMBI when lower-quality securities turned in the best performance.

Over the fiscal year, the yield curve, which reflects the difference in yields between short-term and longer-term maturity bonds, continued to flatten. This was a result of the widespread expectation of investors that the

Federal Reserve Board would ease monetary policy and lower-short term rates as economic growth slowed. The difference between the yields of two-year and 30-year securities, for example, flattened from 94 basis points (0.94 of one percentage point) to 57 basis points from the start to the end of the fiscal year. In this environment, longer maturity bonds outperformed short- and intermediate-term securities. It was also a period in which the backdrop of a resilient economy encouraged investors to seek the income advantages of lower-rated securities. As a consequence, high grade bonds, including insured securities, trailed lower-rated and unrated bonds.

The fund’s performance relative to the index was helped by its exposure to longer-maturity bonds. By the end of the fiscal year, we had invested more than 60% of net assets in bonds with maturities of ten years and longer-securities which performed very well as the yield curve flattened. At the end of the fiscal year, the fund’s duration — a measure of sensitivity to changes in interest rates — was 5.4 years. Our emphasis, per the fund’s strategy, on the highest quality municipal bonds meant that the fund could not participate in the outperformance of lower-rated and unrated bonds, which detracted from results. Average credit quality at the end of the fiscal year was AA+.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*

Actual
Class A	$ 1,000.00	$998.45	$ 5.98
Class B	$ 1,000.00	$994.72	$ 9.75
Class C	$ 1,000.00	$994.72	$ 9.70
Class I	$ 1,000.00	$999.69	$ 4.79
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,018.95	$ 6.04
Class B	$ 1,000.00	$ 1,015.16	$ 9.85
Class C	$ 1,000.00	$ 1,015.21	$ 9.80
Class I	$ 1,000.00	$ 1,020.14	$ 4.84

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.20% for Class A, 1.96% for Class B, 1.95% for Class C and 0.96% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Year Ended May 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Income from investment operations
Net investment income (loss)	0.41	0.42	0.43	0.44	0.46
Net realized and unrealized gains or losses on investments	0.05	(0.27)	0.32	(0.61)	0.69
Total from investment operations	0.46	0.15	0.75	(0.17)	1.15

Distributions to shareholders from
Net investment income	(0.41)	(0.42)	(0.43)	(0.44)	(0.46)
Net realized gains	(0.04)	0	0	0	0
Total distributions to shareholders	(0.45)	(0.42)	(0.43)	(0.44)	(0.46)

Net asset value, end of period	$ 10.94	$ 10.93	$ 11.20	$ 10.88	$ 11.49

Total return[1]	4.27%	1.38%	7.03%	(1.53%)	10.86%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,569	$62,912	$65,847	$64,868	$80,942
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but
excluding expense reductions	1.15%	1.06%[2]	1.09%[2]	1.07%[2]	0.97%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements
and expense reductions	1.20%	1.11%[2]	1.10%[2]	1.07%[2]	0.98%[2]
Expenses including waivers/reimbursements but excluding expense reductions and
interest and fee expense	1.00%	0.99%	1.02%	1.03%	0.93%
Interest and fee expense[3]	0.15%	0.07%	0.07%	0.04%	0.04%
Net investment income (loss)	3.72%	3.84%	3.91%	3.90%	4.11%
Portfolio turnover rate	59%	97%	55%	64%	48%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Income from investment operations
Net investment income (loss)	0.33	0.34	0.36	0.36	0.38
Net realized and unrealized gains or losses on investments	0.05	(0.27)	0.32	(0.61)	0.69
Total from investment operations	0.38	0.07	0.68	(0.25)	1.07

Distributions to shareholders from
Net investment income	(0.33)	(0.34)	(0.36)	(0.36)	(0.38)
Net realized gains	(0.04)	0	0	0	0
Total distributions to shareholders	(0.37)	(0.34)	(0.36)	(0.36)	(0.38)

Net asset value, end of period	$10.94	$ 10.93	$ 11.20	$ 10.88	$ 11.49

Total return[1]	3.50%	0.68%	6.28%	(2.22%)	10.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,144	$12,338	$16,153	$20,028	$26,460
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but
excluding expense reductions	1.90%	1.80%[2]	1.80%[2]	1.77%[2]	1.71%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements
and expense reductions	1.90%	1.80%[2]	1.80%[2]	1.77%[2]	1.71%[2]
Expenses including waivers/reimbursements but excluding expense reductions and
interest and fee expense	1.75%	1.73%	1.73%	1.73%	1.67%
Interest and fee expense[3]	0.15%	0.07%	0.07%	0.04%	0.04%
Net investment income (loss)	2.97%	3.10%	3.20%	3.20%	3.37%
Portfolio turnover rate	59%	97%	55%	64%	48%

1 Excluding applicable sales charges

2 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.93	$11.20	$10.88	$ 11.49	$ 10.80

Income from investment operations
Net investment income (loss)	0.33	0.34	0.36[1]	0.36	0.38
Net realized and unrealized gains or losses on investments	0.05	(0.27)	0.32	(0.61)	0.69
Total from investment operations	0.38	0.07	0.68	(0.25)	1.07

Distributions to shareholders from
Net investment income	(0.33)	(0.34)	(0.36)	(0.36)	(0.38)
Net realized gains	(0.04)	0	0	0	0
Total distributions to shareholders	(0.37)	(0.34)	(0.36)	(0.36)	(0.38)

Net asset value, end of period	$10.94	$10.93	$11.20	$ 10.88	$ 11.49

Total return[2]	3.50%	0.68%	6.28%	(2.22%)	10.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,030	$8,260	$9,013	$10,291	$12,433
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but
excluding expense reductions	1.90%	1.80%[3]	1.80%[3]	1.77%[3]	1.72%[3]
Expenses including interest and fee expense but excluding waivers/reimbursements
and expense reductions	1.90%	1.80%[3]	1.80%[3]	1.77%[3]	1.72%[3]
Expenses including waivers/reimbursements but excluding expense reductions and
interest and fee expense	1.75%	1.73%	1.73%	1.73%	1.68%
Interest and fee expense[4]	0.15%	0.07%	0.07%	0.04%	0.04%
Net investment income (loss)	2.97%	3.10%	3.20%	3.20%	3.32%
Portfolio turnover rate	59%	97%	55%	64%	48%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

4 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions . See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 10.93	$ 11.20	$ 10.88	$ 11.49	$ 10.80

Income from investment operations
Net investment income (loss)	0.44	0.45	0.47	0.47	0.49
Net realized and unrealized gains or losses on investments	0.05	(0.26)	0.32	(0.61)	0.69
Total from investment operations	0.49	0.19	0.79	(0.14)	1.18

Distributions to shareholders from
Net investment income	(0.44)	(0.46)	(0.47)	(0.47)	(0.49)
Net realized gains	(0.04)	0	0	0	0
Total distributions to shareholders	(0.48)	(0.46)	(0.47)	(0.47)	(0.49)

Net asset value, end of period	$ 10.94	$ 10.93	$ 11.20	$ 10.88	$ 11.49

Total return	4.54%	1.69%	7.35%	(1.23%)	11.14%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,150	$19,641	$22,045	$22,355	$23,936
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but
excluding expense reductions	0.90%	0.80%[1]	0.80%[1]	0.77%[1]	0.72%[1]
Expenses including interest and fee expense but excluding waivers/reimbursements
and expense reductions	0.90%	0.80%[1]	0.80%[1]	0.77%[1]	0.72%[1]
Expenses including waivers/reimbursements but excluding expense reductions and
interest and fee expense	0.75%	0.73%	0.73%	0.73%	0.68%
Interest and fee expense[2]	0.15%	0.07%	0.07%	0.04%	0.04%
Net investment income (loss)	3.97%	4.10%	4.19%	4.20%	4.37%
Portfolio turnover rate	59%	97%	55%	64%	48%

1 Ratio is adjusted for interest and fee expense relating to inverse floating-rate obligations which is not considered material to previously issued financial statements .

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions .

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 95.0%
AIRPORT 9.5%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 2,000,000	$2,106,160
Atlanta, GA Arpt. RB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC) ‡	1,000,000	1,056,280
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A, 5.50%, 05/01/2021, (Insd. by FSA) ‡	2,000,000	2,144,840
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%,
01/01/2019, (Insd. by AMBAC) ‡	1,000,000	1,046,780
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,856,487

		8,210,547

EDUCATION 3.8%
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No.1, Ser. B,
5.00%, 12/01/2025	2,140,000	2,242,677
Greenwood, SC Sch. Facs, Inc. RRB, Greenwood Sch. Dist. No. 50, 5.00%,
12/01/2021	1,000,000	1,059,520

		3,302,197

ELECTRIC REVENUE 12.6%
Missouri Muni. Power Agcy. RB, Plum Point Proj., 5.00%, 01/01/2017	3,000,000	3,202,560
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by
MBIA)	2,000,000	2,030,320
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021,
(Insd. by FGIC)	4,500,000	5,728,005

		10,960,885

GENERAL OBLIGATION - LOCAL 5.1%
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,018,070
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,203,120
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by
FGIC)	695,000	779,262
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	455,000	548,712
7.50%, 03/01/2016, (Insd. by MBIA)	685,000	860,421

		4,409,585

GENERAL OBLIGATION - STATE 3.7%
District of Columbia GO:
5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,064,560
Gallery Place Proj., Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	739,344
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	1,415,000	1,417,010

		3,220,914

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 20.5%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	$125,000	$125,201
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,021,120
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,952,370
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,124,740
5.625%, 10/01/2017	2,000,000	2,122,300
5.75%, 10/01/2018	2,500,000	2,671,050
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%,
08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,457,502
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,221,851
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	340,238
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,638,015
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA &
FHA)	1,000,000	1,041,700
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,066,460

		17,782,547

HOUSING 8.2%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC:
U.S. Bancorp)	1,000,000	1,034,930
California Hsg. Fin. Agcy. MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC &
FHA)	660,000	673,853
California Hsg. Fin. Agcy. RB, Home Mtge., Ser. D, 4.40%, 02/01/2018, (Insd. by
FGIC)	1,000,000	998,850
California Hsg. Fin. Agcy. SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	115,000	116,607
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	300,000	306,375
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,027,170
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	50,000	50,061
Idaho Hsg. Fin. Assn. SFHRB, Ser. B-2, 6.00%, 07/01/2014	775,000	786,516
Mississippi Home Corp. SFHRB, Ser. B-2:
4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	1,000,000	985,520
4.625%, 12/01/2023, (Insd. by FHLMC, FNMA & GNMA)	1,000,000	977,980
New York Hsg. Fin. Agcy. MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC &
HFA)	65,000	65,612
Utah Hsg. Fin. Agcy. SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	140,000	141,330

		7,164,804

INDUSTRIAL DEVELOPMENT REVENUE 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	65,000	65,092

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 6.9%
Charlotte, NC COP, Convention Facs. Proj., 5.00%, 12/01/2023	$ 2,740,000	$2,865,437
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by
AMBAC)	1,000,000	1,218,630
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by
MBIA)	1,500,000	1,598,280
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A,
6.25%, 07/01/2015, (Insd. by MBIA)	300,000	347,340

		6,029,687

MISCELLANEOUS REVENUE 4.8%
Aleutians East Burough Alaska RB, Aleutian Pribilof Islands, Inc. Proj.:
5.00%, 06/01/2020	1,000,000	1,029,950
5.50%, 06/01/2025	1,000,000	1,071,810
Los Angeles, CA Harbor Dept. RB, 5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,000,000	2,078,947

		4,180,707

PRE-REFUNDED 1.0%
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	45,000	54,351
7.50%, 03/01/2016, (Insd. by MBIA)	65,000	81,542
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	706,355
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) (n)	40,000	28,533

		870,781

RESOURCE RECOVERY 0.1%
Islip, NY Resource Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by
AMBAC)	100,000	111,768

SALES TAX 1.5%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2015	1,200,000	1,280,304

SPECIAL TAX 1.4%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	545,000	552,456
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%,
12/01/2024, (Insd. by AMBAC)	500,000	632,885

		1,185,341

STUDENT LOAN 2.3%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016,
(Insd. by AMBAC)	1,000,000	1,022,400
Massachusetts Edl. Fin. Loan Auth. RB, Ser. A, 4.60%, 01/01/2022, (Insd. by
AMBAC)	1,000,000	985,140

		2,007,540

TOBACCO REVENUE 1.2%
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	1,000,000	1,075,450

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 11.1%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.,
5.875%, 06/01/2031	$2,000,000	$2,203,240
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,027,760
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%,
04/01/2017, (Insd. by FGIC)	3,000,000	3,213,510
South Carolina Trans. Infrastructure RB, Ser. A:
5.00%, 10/01/2018	2,000,000	2,135,600
5.00%, 10/01/2021	1,000,000	1,060,400

		9,640,510

UTILITY 1.2%
Main Street Natural Gas, Inc. of Georgia RB, Gas Proj., Ser. A, 5.00%,
03/15/2016	1,000,000	1,058,680

Total Municipal Obligations (cost $79,620,177)		82,557,339

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø
(cost $2,873,111)	2,873,111	2,873,111

Total Investments (cost $82,493,288) 98.3%		85,430,450
Other Assets and Liabilities 1.7%		1,462,702

Net Assets 100.0%		$86,893,152

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2007:

South Carolina	12.8%	Pennsylvania	2.5%
Ohio	9.5%	Massachusetts	2.4%
New York	8.0%	Mississippi	2.3%
Wisconsin	6.7%	Minnesota	1.9%
Illinois	6.3%	Alabama	1.5%
California	5.8%	Oklahoma	1.4%
District of Columbia	4.9%	Kansas	1.2%
Florida	4.2%	New Mexico	1.2%
Texas	4.0%	Colorado	1.2%
Missouri	3.7%	Idaho	1.0%
Georgia	3.7%	Utah	0.2%
Alaska	3.7%	Non-state specific	3.4%
North Carolina	3.4%
Indiana	3.1%		100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2007 (unaudited):

AAA	66.5%
AA	18.7%
A	12.9%
BBB	1.9%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2007 (unaudited):

Less than 1 year	9.8%
3 to 5 years	11.5%
5 to 10 years	15.6%
10 to 20 years	59.2%
20 to 30 years	3.9%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $79,620,177)	$82,557,339
Investments in affiliated money market fund, at value (cost $2,873,111)	2,873,111

Total investments	85,430,450
Receivable for securities sold	3,195,620
Receivable for Fund shares sold	2,325
Interest receivable	1,506,081
Receivable from investment advisor	571
Prepaid expenses and other assets	22,979

Total assets	90,158,026

Liabilities
Dividends payable	99,489
Payable for Fund shares redeemed	48,387
Payable for floating-rate notes issued	3,044,000
Interest and fee expense payable	33,066
Due to related parties	1,269
Accrued expenses and other liabilities	38,663

Total liabilities	3,264,874

Net assets	$86,893,152

Net assets represented by
Paid-in capital	$83,677,506
Undistributed net investment income	44,747
Accumulated net realized gains on investments	233,737
Net unrealized gains on investments	2,937,162

Total net assets	$86,893,152

Net assets consists of
Class A	$57,569,125
Class B	9,143,919
Class C	7,030,099
Class I	13,150,009

Total net assets	$86,893,152

Shares outstanding (unlimited number of shares authorized)
Class A	5,261,198
Class B	835,690
Class C	642,464
Class I	1,201,767

Net asset value per share
Class A	$10.94
Class A — Offering price (based on sales charge of 4.75%)	$11.49
Class B	$10.94
Class C	$10.94
Class I	$10.94

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Interest	$4,536,589
Income from affiliate	70,969

Total investment income	4,607,558

Expenses
Advisory fee	397,397
Distribution Plan expenses
Class A	182,306
Class B	107,016
Class C	76,616
Administrative services fee	94,230
Transfer agent fees	76,321
Trustees’ fees and expenses	2,526
Printing and postage expenses	28,141
Custodian and accounting fees	34,085
Registration and filing fees	44,039
Professional fees	27,641
Interest and fee expense	144,335
Other	4,883

Total expenses	1,219,536
Less: Expense reductions	(3,249)
Expense reimbursements	(30,384)

Net expenses	1,185,903

Net investment income	3,421,655

Net realized and unrealized gains or losses on investments
Net realized gains on investments	746,817
Net change in unrealized gains or losses on investments	(135,097)

Net realized and unrealized gains or losses on investments	611,720

Net increase in net assets resulting from operations	$4,033,375

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2007		2006 (a)

Operations
Net investment income		$3,421,655		$4,060,824
Net realized gains on investments		746,817		1,004,100
Net change in unrealized gains or losses
on investments		(135,097)		(3,686,078)

Net increase in net assets resulting from
operations		4,033,375		1,378,846

Distributions to shareholders from
Net investment income
Class A		(2,264,449)		(2,475,054)
Class B		(320,038)		(454,529)
Class C		(228,764)		(262,137)
Class I		(617,132)		(863,829)
Net realized gains
Class A		(227,711)		0
Class B		(40,524)		0
Class C		(28,389)		0
Class I		(53,516)		0

Total distributions to shareholders		(3,780,523)		(4,055,549)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	221,804	2,440,023	685,441	7,573,837
Class B	70,624	775,043	120,943	1,343,075
Class C	46,044	510,020	182,687	2,025,353
Class I	60,948	674,894	57,423	640,718

		4,399,980		11,582,983

Net asset value of shares issued in
reinvestment of distributions
Class A	155,503	1,717,689	153,091	1,691,912
Class B	18,393	203,213	22,561	249,490
Class C	11,318	125,028	12,800	141,504
Class I	34,631	382,191	46,916	518,557

		2,428,121		2,601,463

Automatic conversion of Class B shares to
Class A shares
Class A	50,296	556,258	116,427	1,285,668
Class B	(50,296)	(556,258)	(116,427)	(1,285,668)

		0		0

Payment for shares redeemed
Class A	(920,482)	(10,157,651)	(1,078,133)	(11,910,378)
Class B	(331,506)	(3,662,337)	(340,420)	(3,754,796)
Class C	(170,412)	(1,883,117)	(244,481)	(2,709,406)
Class I	(690,289)	(7,635,784)	(275,528)	(3,041,111)

		(23,338,889)		(21,415,691)

Net decrease in net assets resulting from
capital share transactions		(16,510,788)		(7,231,245)

Total decrease in net assets		(16,257,936)		(9,907,948)
Net assets
Beginning of period		103,151,088		113,059,036

End of period		$86,893,152		$103,151,088

Undistributed net investment income		$44,747		$56,749

(a) The realized and unrealized gains or losses have been adjusted relating to inverse floating-rate obligations, which is not considered material to previously issued financial statements.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

19

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating- Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended May 31, 2007, the following amounts were reclassified:

Undistributed net investment income	$(3,274)
Accumulated net realized gains on investments	3,274

20

NOTES TO FINANCIAL STATEMENTS continued

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $30,384.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2007, EIS received $2,120 from the sale of Class A shares and $56,053 and $73 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

21

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $54,729,275 and $77,049,246, respectively, for the year ended May 31, 2007.

At May 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$3,044,000	0.33% - 0.78%	$6,326,847

During the year ended May 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $144,335.

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $82,504,980. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,032,180 and $106,710, respectively, with a net unrealized appreciation of $2,925,470.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Undistributed
Ordinary	Exempt-Interest	Long-term	Unrealized
Income	Income	Capital Gain	Appreciation

$5,606	$44,747	$239,823	$2,925,470

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and inverse floating-rate obligations.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2007	2006

Ordinary Income	$15,632	$44,621
Exempt-Interest Income	3,414,751	4,010,928
Long-term Capital Gain	350,140	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

22

NOTES TO FINANCIAL STATEMENTS continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended May 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC

23

NOTES TO FINANCIAL STATEMENTS continued

reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adop-

24

NOTES TO FINANCIAL STATEMENTS continued

tion of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

13. REORGANIZATION

At a regular meeting of the Board of Trustees held on June 14, 2007, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Municipal Bond Fund, also a series of Evergreen Municipal Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Municipal Bond Fund.

A special meeting of shareholders of the Fund will be held on September 28, 2007 to consider and vote on the Plan. On or about August 6, 2007, materials for this meeting will be mailed to shareholders of record on June 29, 2007.

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen High Grade Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen High Grade Municipal Bond Fund, as of May 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2007

26

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated long-term capital gain distributions of $350,140 for the fiscal year ended May 31, 2007.

For the fiscal year ended May 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.55% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566599 rv4 07/2007

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Annual Report
as of May 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
39	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
40	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for Evergreen Municipal Bond Fund covering the twelve-month period ended May 31, 2007.

The domestic fixed-income markets, including the municipal bond market, delivered moderate, positive returns during the twelve-month period. Interest rates, and therefore bond prices, showed relatively little volatility over most of the fiscal year as the economy’s growth appeared to decelerate and inflationary fears receded. The U.S. Federal Reserve Board, after repeatedly raising the fed funds rate in the preceding months in an effort to quell price pressures, hiked the key rate to 5.25% in June 2006. The nation’s central bank then left the influential short-term interest rate unchanged for the remainder of the period. Market interest rates on longer-maturity securities declined somewhat, which resulted in a flattening of the yield curve — a narrowing of the difference in yields between short-term and longer-maturity bonds — and better performance by securities with longer maturities. At the same time, the continued expansion of the economy encouraged investors to seek higher yields, while lower-quality, higher-yielding municipal securities tended to outperform high-grade bonds.

The trajectory of the economy’s growth showed clear signs of a deceleration as the fiscal year progressed. U.S. Gross Domestic Product grew by a rate of 3.3% during 2006 then decelerated to a rate of 0.7% for the first three months of 2007. Weakness in

LETTER TO SHAREHOLDERS continued

housing activity was the most visible evidence of a softening in the economy, but solid job growth, rising wages and increases in personal consumption and business investment helped sustain the positive momentum of economic activity. The growth in corporate profits showed few signs of moderation during the twelvemonth period, and equity markets produced healthy returns for the fiscal year, overcoming some periods of short-term volatility. Periodically interrupting the upward movement of stock prices were a variety of concerns, ranging from international geopolitical tensions to worries about a return to the “stagflation” that undermined growth a quarter century earlier.

During this period, Evergreen’s municipal bond fund managers analyzed the factors that influenced bond values, managing each portfolio within its investment universe in pursuit of both total return and yield. The portfolio managers of Evergreen Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, for example, all extended their funds’ duration to capture the price appreciation potential as the yield curve flattened. At the same time, they sought selective opportunities among lower-rated, higher-yielding securities. The manager of Evergreen High Grade Municipal Bond Fund also extended the fund’s duration, while maintaining a focus on the high quality, insured municipal securities. The team managing the Evergreen Strategic Municipal Bond Fund, meanwhile, sought opportunities to increase yield without extending duration by placing greater emphasis on higher quality cushion bonds, which offer

LETTER TO SHAREHOLDERS continued

competitive yield, relatively stable prices and greater protection against the risks of rising interest rates.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Special Notice Regarding Tax Treatment of Municipal Bonds:

The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state’s ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court’s decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Fund, as taxable income at the state and local levels in response to the Court’s decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Fund, to be significantly and adversely affected.

FUND AT A GLANCE

as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

Average annual return*

1-year with sales charge	-0.16%	-0.94%	3.06%	N/A

1-year w/o sales charge	4.83%	4.06%	4.06%	5.10%

5-year	3.90%	3.84%	4.18%	5.22%

10-year	4.19%	3.98%	3.98%	4.82%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 4.83% for the twelve-month period ended May 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 4.84%.

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

During the twelve-month period, yield curve, which reflects the difference in yields between short-term and longer-term maturity securities, continued to flatten. This was a result of the widespread expectation of investors that the Federal Reserve Board would ease monetary policy and lower short-term rates as economic growth slowed. The difference between the yields of two-year and 30-year securities, for example, flattened from 94 basis points (0.94 of one percentage point) at the start of the fiscal year to 57 basis points by the end of the period. In this environment, longer maturity bonds outperformed short- and intermediate-term securities. It was also a period in which the backdrop of a resilient economy encouraged investors to seek the income advantages of lower-rated securities. As a consequence, lower-rated and unrated bonds tended to outperform high-grade bonds. The sectors typically populated with lower-rated bonds, such as the hospital, industrial development and continuing care retirement community groups, outperformed the higher-quality areas, such as water and sewer bonds.

The fund’s performance relative to its benchmark was helped by both the exposure to longer-maturity bonds and the increased investments in lower-rated and unrated bonds. By the end of the fiscal year, we had invested more than 58% of net assets in bonds with maturities of ten years and longer-securities which performed very well as the yield curve flattened. In addition, we reduced our exposure to AAA-rated bonds from 58% of net assets at the start of the fiscal year to 37% at the end of the year, hiking our investments in AA-rated bonds from 7% to 16% of net assets and to non-rated bonds from 6% of net assets to 9%. The biggest increases were to non-rated continuing care retirement community bonds and BBB-rated hospital bonds, two areas that performed very well. At the end of the fiscal year, average credit quality of fund holdings was AA-, while effective duration was 5.6 years. Holding back results somewhat was our exposure to high-grade intermediate-term securities, which tended to trail longer-maturity and lower-rated bonds during the period.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,000.76	$ 4.89
Class B	$ 1,000.00	$997.03	$ 8.61
Class C	$ 1,000.00	$997.03	$ 8.61
Class I	$ 1,000.00	$ 1,002.01	$ 3.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.04	$ 4.94
Class B	$ 1,000.00	$ 1,016.31	$ 8.70
Class C	$ 1,000.00	$ 1,016.31	$ 8.70
Class I	$ 1,000.00	$ 1,021.29	$ 3.68

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.29[1]	0.29	0.29	0.30	0.31
Net realized and unrealized gains or losses on investments	0.06	(0.16)	0.31	(0.30)	0.39

Total from investment operations	0.35	0.13	0.60	0	0.70

Distributions to shareholders from
Net investment income	(0.29)	(0.29)	(0.29)	(0.30)	(0.31)

Net asset value, end of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return[2]	4.83%	1.72%	8.42%	(0.01%)	10.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$832,186	$639,031	$679,263	$698,151	$822,233
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	0.95%	0.87%	0.92%	0.94%	0.96%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.00%	0.92%	0.93%	0.94%	0.96%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.81%	0.80%	0.85%	0.88%	0.83%
Interest and fee expense[3]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	3.90%	3.88%	3.90%	4.04%	4.27%
Portfolio turnover rate	123%	125%	145%	143%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.24[1]	0.23[1]	0.24[1]	0.25[1]	0.27
Net realized and unrealized gains or losses on investments	0.06	(0.15)	0.31	(0.30)	0.38

Total from investment operations	0.30	0.08	0.55	(0.05)	0.65

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return[2]	4.06%	1.01%	7.67%	(0.71%)	9.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,971	$14,260	$17,955	$21,776	$26,484
Ratios to average net assets
Expenses including waivers/reimbursements and interest
and fee expense but excluding expense reductions	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.56%	1.55%	1.57%	1.58%	1.58%
Interest and fee expense[3]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	3.15%	3.13%	3.19%	3.34%	3.52%
Portfolio turnover rate	123%	125%	145%	143%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.24	0.23	0.24	0.25	0.26
Net realized and unrealized gains or losses on investments	0.06	(0.15)	0.31	(0.30)	0.39

Total from investment operations	0.30	0.08	0.55	(0.05)	0.65

Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.24)	(0.25)	(0.26)

Net asset value, end of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return[1]	4.06%	1.01%	7.67%	(0.71%)	9.21%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,920	$35,498	$37,197	$39,461	$45,710
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	1.70%	1.62%	1.64%	1.64%	1.71%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	1.56%	1.55%	1.57%	1.58%	1.58%
Interest and fee expense[2]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	3.15%	3.13%	3.19%	3.34%	3.52%
Portfolio turnover rate	123%	125%	145%	143%	106%

1 Excluding applicable sales charges

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 7.40	$ 7.56	$ 7.25	$ 7.55	$ 7.16

Income from investment operations
Net investment income (loss)	0.31	0.31	0.31	0.32	0.33[1]
Net realized and unrealized gains or losses on investments	0.06	(0.16)	0.31	(0.30)	0.39

Total from investment operations	0.37	0.15	0.62	0.02	0.72

Distributions to shareholders from
Net investment income	(0.31)	(0.31)	(0.31)	(0.32)	(0.33)

Net asset value, end of period	$ 7.46	$ 7.40	$ 7.56	$ 7.25	$ 7.55

Total return	5.10%	2.03%	8.75%	0.29%	10.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$393,262	$194,430	$156,892	$101,084	$15,583
Ratios to average net assets
Expenses including waivers/reimbursements and interest and
fee expense but excluding expense reductions	0.70%	0.62%	0.64%	0.64%	0.71%
Expenses including interest and fee expense but excluding
waivers/reimbursements and expense reductions	0.70%	0.62%	0.64%	0.64%	0.71%
Expenses including waivers/reimbursements but excluding
expense reductions and interest and fee expense	0.56%	0.55%	0.57%	0.58%	0.58%
Interest and fee expense[2]	0.14%	0.07%	0.07%	0.06%	0.13%
Net investment income (loss)	4.15%	4.14%	4.19%	4.31%	4.51%
Portfolio turnover rate	123%	125%	145%	143%	106%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 3.8%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$2,495,000	$2,627,435
Atlanta, GA Arpt. RB, Ser. D, 5.25%, 01/01/2017, (Insd. by FGIC) ‡	11,790,000	12,453,541
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. A:
5.50%, 11/01/2020, (Insd. by MBIA) ‡	12,000,000	12,869,040
5.50%, 11/01/2021, (Insd. by FSA) ‡	5,680,000	6,091,346
Dallas-Fort Worth, TX Intl. Arpt. RRB, Ser. A, 5.50%, 11/01/2031, (Insd. by FGIC)	1,500,000	1,574,115
Denver, CO City & Cnty. Arpt. RB, Ser. B, 5.00%, 11/15/2033, (Insd. by XL Capital
Assuance, Inc.)	1,000,000	1,032,250
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F:
5.00%, 01/01/2019, (Insd. by AMBAC) ‡	1,550,000	1,622,509
5.00%, 01/01/2020, (Insd. by AMBAC) ‡	8,460,000	8,817,096
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,125,600

		49,212,932

COMMUNITY DEVELOPMENT DISTRICT 2.0%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.75%, 07/01/2022	4,000,000	4,169,240
6.00%, 07/01/2030	7,930,000	8,319,839
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,350,618
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017	2,465,000	2,514,226
5.10%, 09/01/2018	2,500,000	2,551,775
5.125%, 09/01/2019	2,975,000	3,033,846
5.15%, 09/01/2020	2,105,000	2,144,679

		26,084,223

CONTINUING CARE RETIREMENT COMMUNITY 6.3%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	757,932
Clarence, NY Indl. Dev. Agcy. RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by
GNMA)	2,670,000	2,932,247
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	5,081,800
Health Fin. Dev. Corp. of Central Texas, Retirement Facs. RB:
Ser. A, 5.625%, 11/01/2026	5,500,000	5,674,955
Vlg. at Gleannloch Farms, Ser. A:
5.50%, 02/15/2027	1,150,000	1,183,005
5.50%, 02/15/2037	1,850,000	1,891,718
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc., Ser. A,
5.50%, 11/15/2027	2,000,000	2,041,400
Lees Summit, MO IDA Sr. Living Facs. RB, John Knox Vlg. Obl. Group, Ser. A,
5.125%, 08/15/2026	5,000,000	5,069,050
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B:
4.75%, 01/01/2013	500,000	500,510
5.00%, 01/01/2017	9,535,000	9,567,514

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Massachusetts Dev. Fin. Agcy. RB, Orchard Cove Proj.:
5.00%, 10/01/2017	$1,350,000	$1,365,120
5.00%, 10/01/2018	515,000	518,687
5.00%, 10/01/2019	550,000	552,167
North Carolina Med. Care Commission Retirement Facs. RRB, United Methodist
Retirement Homes, Ser. C, 5.125%, 10/01/2019	1,300,000	1,334,944
Palm Beach Cnty., FL Hlth. Facs. Auth. RRB:
Abbey Delray South Proj., 5.30%, 10/01/2007	1,000,000	1,000,740
Waterford Proj., 5.50%, 10/01/2015	2,750,000	2,751,650
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%,
01/01/2041	1,000,000	991,850
St. John’s Cnty., FL IDA RB, Presbyterian Retirement, Ser. A, 5.85%, 08/01/2024	3,385,000	3,636,303
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,436,414
Northwest Sr. Hsg. Edgemere Proj.:
6.00%, 11/15/2026	4,500,000	4,821,660
6.00%, 11/15/2036	6,500,000	6,923,345
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by
ACA)	3,500,000	3,675,525
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	7,500,000	7,725,825
5.625%, 01/01/2038	4,100,000	4,167,199
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015,
(Insd. by AMBAC)	5,500,000	6,001,050

		81,602,610

EDUCATION 4.5%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RRB, Duquesne Univ., Ser. B, 5.00%,
03/01/2019, (Insd. by XL Capital Assurance, Inc.)	1,510,000	1,601,914
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus,
5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,382,841
Boulder Cnty., CO Dev. RB, Atmospheric Research, 5.00%, 09/01/2027, (Insd. by
MBIA)	1,880,000	1,946,496
Calcasieu Parish, LA Pub. Trust Auth. Student Lease RB, McNeese Student Hsg.
Proj., 5.25%, 05/01/2033, (Insd. by MBIA)	1,295,000	1,345,466
California Dev. Auth. RRB, Thomas Jefferson Sch. of Law, Ser. B, 4.875%,
10/01/2031	500,000	505,255
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by
MBIA)	1,000,000	1,088,530
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.,
5.00%, 12/01/2023	9,105,000	9,482,402
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B,
5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,403,370
Colorado Edl. & Cultural Facs. Auth. RB, Regis Univ. Proj., 5.00%, 06/01/2024,
(Insd. by Radian Group, Inc.)	1,695,000	1,743,358

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Colorado Edl. & Cultural Facs. Auth. RRB, University of Denver Proj., Ser. B,
5.25%, 03/01/2023, (Insd. by FGIC)	$1,620,000	$1,745,825
Colorado Springs, CO RRB, Colorado College Proj., 5.00%, 06/01/2023	1,085,000	1,135,952
Connecticut Hlth. & Edl. Facs. Auth. RB, Yale Univ., Ser. W, 5.125%, 07/01/2027	2,700,000	2,756,781
Conway, AR Pub. Facs. Board Capital Impt. RRB, Hendrix College Proj., Ser. A,
5.00%, 10/01/2026	1,000,000	1,024,840
Gainesville, GA Redev. Auth. Edl. Facs. RRB, Riverside Military Academy Proj.,
5.125%, 03/01/2037	1,500,000	1,521,150
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,210,913
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Johns Hopkins Univ., Ser. A, 5.00%,
07/01/2033	1,000,000	1,038,610
Minnesota Higher Ed. Facs. Auth. RRB, St. Thomas Univ., Ser. 6-I, 5.00%,
04/01/2023	1,000,000	1,041,230
Newberry Cnty., SC Sch. Dist. RB, Investing in Children’s Ed. Proj.:
5.00%, 12/01/2030	1,000,000	1,025,050
5.25%, 12/01/2025	2,000,000	2,094,900
Rhode Island Hlth. & Edl. Bldg. Corp. RB, Higher Ed. Facs., Salve Regina Univ.,
5.125%, 03/15/2032, (Insd. by Radian Group, Inc.)	1,500,000	1,547,415
San Leanna, TX Ed. Facs. Corp. RRB, Saint Edwards Univ. Proj.:
5.125%, 06/01/2022 #	1,735,000	1,787,414
5.125%, 06/01/2023 #	1,000,000	1,028,620
5.125%, 06/01/2024 #	1,000,000	1,026,220
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,086,260
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa:
5.25%, 10/01/2021	4,055,000	4,300,328
5.25%, 10/01/2026	1,135,000	1,199,218
University of Arkansas RB, Univ. of Arkansas for Med. Sciences Campus, 5.00%,
03/01/2025, (Insd. by FGIC)	1,000,000	1,049,050
University of Colorado Enterprise Sys. RRB, 5.00%, 06/01/2033, (Insd. by FGIC)	1,250,000	1,306,975
University of Missouri, Board of Curators Sys. Facs. RB, Ser. A, 5.00%,
11/01/2021	1,000,000	1,046,850
University of New Mexico RB, Hosp. Mtge., 5.00%, 07/01/2021, (Insd. by FHA &
FSA)	3,835,000	4,011,602
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%,
04/01/2018	1,300,000	1,320,137
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by
FSA)	1,000,000	1,029,290

		58,834,262

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 2.7%
Long Island Power Auth. of New York Elec. Sys. RRB, Ser. E, 5.00%, 12/01/2018,
(Insd. by MBIA)	$ 10,000,000	$10,703,100
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%,
09/01/2022, (Insd. by FGIC)	10,000,000	12,875,300
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	569,795
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,171,147
Ser. B:
5.00%, 01/01/2012	5,620,000	5,704,750
5.00%, 01/01/2013	2,855,000	2,909,159
5.00%, 01/01/2014	1,100,000	1,121,571

		35,054,822

GENERAL OBLIGATION - LOCAL 5.2%
ABC Unified Sch. Dist. of California GO, Ser. B, 0.00%, 08/01/2024, (Insd. by
FGIC) (n)	1,715,000	794,885
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015,
(Insd. by MBIA)	2,000,000	2,323,660
Carrollton, TX Farmers Branch Independent Sch. Dist. Refunding GO, 4.50%,
02/15/2019	5,535,000	5,647,748
Commonwealth of Puerto Rico GO, Ser. B, 5.25%, 07/01/2032	500,000	527,690
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,607,297
7.10%, 12/01/2013	2,000,000	2,359,320
El Paso Cnty., CO Sch. Dist. No. 020 GO, 5.50%, 12/15/2023, (Insd. by FGIC)	1,000,000	1,081,360
Foothill-De Anza, CA Cmnty. College Dist. GO, Ser. A, 5.00%, 08/01/2017, (Insd.
by AMBAC)	5,000,000	5,348,100
Judson, TX Independent Sch. Dist. Refunding GO, Sch. Bldg. Proj.:
5.00%, 02/01/2016, (Gtd. by PSF)	1,000,000	1,067,140
5.00%, 02/01/2018, (Gtd. by PSF)	1,000,000	1,066,160
Lakota, OH Local Sch. Dist. GO, 7.00%, 12/01/2009, (Insd. by AMBAC)	1,740,000	1,869,578
Lamar, TX Cons. Independent Sch. Dist. GO, Schoolhouse Proj.:
5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,063,910
5.00%, 02/15/2020, (Gtd. by PSF)	1,000,000	1,059,890
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,676,420
New York, NY GO, Ser. G:
5.00%, 08/01/2020	10,000,000	10,508,800
5.00%, 12/01/2021	10,000,000	10,473,900
5.00%, 12/01/2022	5,000,000	5,236,900
New York, NY Refunding GO, Ser. D, 5.00%, 02/01/2017	5,000,000	5,330,400
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	460,000	554,742
Puerto Rico Refunding GO, Pub. Impt.:
Ser. A, 5.50%, 07/01/2018, (Insd. by FGIC)	2,000,000	2,253,020
Ser. C, 6.00%, 07/01/2013	1,000,000	1,019,680
Seattle, WA Refunding GO, 5.00%, 08/01/2021	2,000,000	2,112,360

		66,982,960

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 3.1%
California GO:
5.00%, 10/01/2022	$700,000	$729,183
5.50%, 11/01/2033	1,200,000	1,291,800
California Refunding GO:
4.75%, 09/01/2028	2,485,000	2,520,138
5.00%, 08/01/2019	5,000,000	5,296,100
Commonwealth of Puerto Rico Pub. Impt. Refunding GO, Ser. A, 5.50%,
07/01/2016, (Insd. by MBIA)	7,800,000	8,683,506
District of Columbia GO, 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,772,492
Florida Board of Ed. GO, Pub. Ed. Capital Outlay Proj., Ser. A, 5.00%, 06/01/2017	8,250,000	8,876,588
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	4,850,000	4,856,887
Pennsylvania GO, Second Ser., 5.00%, 01/01/2018	2,500,000	2,666,925
Texas GO:
College Student Loan, 5.25%, 08/01/2013	1,225,000	1,299,639
Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,020,490
Washington GO, Ser. A, 6.75%, 02/01/2015	1,000,000	1,137,140

		40,150,888

HOSPITAL 18.1%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%,
12/01/2016, (Insd. by MBIA)	4,000,000	4,566,320
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A,
5.25%, 11/15/2020	5,000,000	5,151,250
California CDA RRB, Daughters of Charity, Ser. H, 5.25%, 07/01/2025	990,000	1,019,512
Chatham Cnty., GA Hosp. Auth. RB, Mem. Hlth. Med. Ctr., Ser. A, 6.125%,
01/01/2024	1,000,000	1,065,020
Cherokee Nation of Oklahoma Hlth. Care Sys. RB, Ser. 2006:
4.10%, 12/01/2011, (Insd. by ACA) 144A	1,220,000	1,215,864
4.30%, 12/01/2016, (Insd. by ACA) 144A	2,150,000	2,106,334
4.60%, 12/01/2021, (Insd. by ACA) 144A	2,900,000	2,872,160
Colorado Hlth. Facs. Auth. RB:
Evangelical Lutheran Proj.:
5.25%, 06/01/2036	1,000,000	1,029,630
Ser. A, 5.25%, 06/01/2034	1,300,000	1,332,110
Vail Valley Med. Ctr. Proj., 5.75%, 01/15/2022	1,770,000	1,852,287
Colorado Hlth. Facs. Auth. RRB:
Adventist Hlth. Sunbelt, Ser. D:
5.25%, 11/15/2027	12,000,000	12,554,880
5.25%, 11/15/2035	7,000,000	7,280,210
Evangelical Lutheran Hlth. Facs., 5.25%, 06/01/2023	1,000,000	1,037,760
Cuyahoga Cnty., OH RRB, Cleveland Clinic Hlth. Sys., Ser. A, 5.50%, 01/01/2029	1,000,000	1,060,850
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2016	2,000,000	2,065,680
5.00%, 12/01/2017	3,655,000	3,757,998
5.00%, 12/01/2019	1,030,000	1,052,670
5.00%, 12/01/2020	2,500,000	2,549,250

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%,
11/15/2032	$5,000,000	$5,381,200
Halifax, FL Med. Ctr. RRB, Ser. A:
5.00%, 06/01/2038	1,000,000	1,000,720
5.25%, 06/01/2018	2,675,000	2,785,959
5.25%, 06/01/2020	3,000,000	3,106,590
5.25%, 06/01/2021	3,000,000	3,106,590
5.25%, 06/01/2026	1,805,000	1,859,800
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,135,913
Illinois Hlth. Facs. Auth. RB, Edward Hosp.:
5.50%, 02/15/2013, (Insd. by FSA) ‡	2,685,000	2,841,164
5.50%, 02/15/2014, (Insd. by FSA) ‡	2,830,000	2,990,574
5.50%, 02/15/2015, (Insd. by FSA) ‡	1,735,000	1,829,752
5.50%, 02/15/2016, (Insd. by FSA) ‡	3,150,000	3,332,637
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RB:
5.00%, 02/15/2020, (Gtd. by Merrill Lynch & Co., Inc.) ‡	3,000,000	3,065,640
5.00%, 02/15/2021, (Gtd. by Merrill Lynch & Co., Inc.) ‡	2,500,000	2,549,325
5.00%, 02/15/2022, (Gtd. by Merrill Lynch & Co., Inc.) ‡	8,750,000	8,916,337
Jacksonville, FL Hlth. Facs. Auth. Hosp. RB, Charity Obl. Group, Ser. C, 5.75%,
08/15/2012	4,300,000	4,515,086
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,530,150
Lawrence, KS Hosp. RRB, Lawrence Mem. Hosp., 5.125%, 07/01/2036	1,000,000	1,016,290
Lee Cnty., FL Mem. Hlth. Sys. RB, Ser. A, 5.00%, 04/01/2027	4,205,000	4,279,933
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	5,000,000	5,342,100
Maricopa Cnty., AZ IDA Hlth. Facs. RRB, Catholic Healthcare West, Ser. A:
5.00%, 07/01/2016	4,250,000	4,416,473
5.00%, 07/01/2017	4,000,000	4,147,400
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,432,445
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,108,758
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,078,140
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys., Ser. A,
5.00%, 07/01/2041	1,000,000	1,013,070
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,786,280
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,388,966
Mississippi Hosp. Equipment & Facs. Auth RRB, Baptist Mem. Hlth. Care, Ser. B-1,
5.00%, 09/01/2024	1,000,000	1,019,410
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,069,160
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020,
(Insd. by MBIA)	2,500,000	2,968,250
Orange Cnty., FL Hlth. Facs. Auth. RB:
Orlando Regl. Hlth. Care Sys., Ser. B, 5.125%, 11/15/2039	5,000,000	5,095,150
Ser. 3, 5.50%, 10/01/2008	5,785,000	5,906,601

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Orange Cnty., FL Hlth. Facs. Auth. RRB:
Lakeside Alternatives, Inc., 6.50%, 07/01/2013	$2,705,000	$2,838,194
Orlando Regl. Hlth. Care Sys.:
Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,015,000	2,324,000
Ser. D, 5.75%, 10/01/2012, (Insd. by MBIA)	8,010,000	8,389,994
Pulaski Cnty., AR Hosp. RB, Arkansas Childrens Hosp. Proj., 5.00%, 03/01/2035,
(Insd. by AMBAC)	1,000,000	1,037,640
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,950,841
Reno, NV Hlth. Facs. RRB, Catholic Healthcare West, Ser. A, 5.25%, 07/01/2031	10,000,000	10,356,000
Salina, KS Hosp. RRB, Salina Regl. Hlth. Proj., 5.00%, 10/01/2036	825,000	833,159
South Carolina Jobs EDA Hosp. Facs. RB, Palmetto Hlth. Proj., Ser. C, 7.00%,
08/01/2030	825,000	955,845
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,346,200
6.00%, 11/15/2035	5,000,000	5,441,850
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,868,248
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A:
5.00%, 02/15/2021	5,000,000	5,186,550
5.00%, 02/15/2023	10,000,000	10,301,700
Ward Cnty., ND Hlth. Care Facs. RB, Trinity Obligated Group, 5.125%,
07/01/2029	3,200,000	3,252,128
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	811,388
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,332,300
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Healthcare, Inc. Proj., 6.10%,
05/01/2034	3,815,000	4,189,404

		234,001,089

HOUSING 6.7%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC:
U.S. Bancorp)	2,800,000	2,897,804
California Hsg. Fin. Agcy. SFHRB, Ser. D:
4.40%, 02/01/2018, (Insd. by FGIC)	2,300,000	2,297,355
4.40%, 08/01/2018, (Insd. by FGIC)	3,310,000	3,302,023
Chicago Heights, IL Residential Mtge. SFHRB, 0.00%, 06/01/2009 (n)	30,000	25,982
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by FHLMC, FNMA &
GNMA)	55,000	56,328
Colorado HFA SFHRB:
Sr. Ser. A-1, 7.40%, 11/01/2027	15,000	15,214
Sr. Ser. D-2, 6.90%, 04/01/2029	515,000	532,386
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	1,525,000	1,538,969
Florida Hsg. Fin. Corp. SFHRB, Ser. 4, 5.85%, 07/01/2031, (Insd. by FSA)	440,000	443,406
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,511,445
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	3,055,650
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	746,586

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Heart of Texas Hsg. Fin. Corp. SFHRB, Ser. A, 4.50%, 05/01/2040, (Insd. by
FHLMC, FNMA & GNMA)	$2,999,693	$3,098,773
Hillsborough Cnty., FL HFA SFHRB, Ser. A, 6.625%, 10/01/2029, (Insd. by GNMA)	665,000	668,804
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	825,000	849,643
Illinois Fin. Auth. MHRB, Covered Bridges Apts. Proj., 4.875%, 06/01/2039,
(Insd. by FNMA)	3,000,000	2,950,710
Indiana HFA SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,415,000	1,442,423
Maine Hsg. Auth. Mtge. Purchase SFHRB, Ser. D-2, 5.80%, 11/15/2016	1,620,000	1,620,227
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	6,000,000	5,896,020
Ser. P:
4.20%, 09/01/2015	1,700,000	1,685,873
4.30%, 09/01/2017	1,990,000	1,968,747
4.45%, 09/01/2021	2,500,000	2,433,925
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	101,125
Massachusetts Hsg. Fin. Agcy. SFHRB, Ser. 52, 6.00%, 06/01/2014, (Insd. by
MBIA)	85,000	85,645
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	2,725,000	2,746,037
Mississippi Home Corp. SFHRB:
Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	790,000	796,683
Ser. B-2, 4.375%, 12/01/2018, (Insd. by FHLMC, FNMA & GNMA)	5,000,000	4,927,600
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,479
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	50,000	50,437
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	240,000	242,326
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.,
Inc.)	5,940,000	6,170,650
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB:
Ser. S, 4.05%, 10/01/2017	1,045,000	1,034,080
Ser. T, 4.55%, 10/01/2022	7,000,000	6,878,270
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB:
Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,460,800
Ser. 29-A, 4.35%, 07/01/2017 #	1,000,000	992,710
Ohio Hsg. Fin. Agcy. MHRB, Uptown Towers Apts., Ser. F, 4.75%, 10/20/2015,
(Insd. by GNMA)	545,000	553,262
Pinellas Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A-1, 5.95%, 03/01/2030,
(Insd. by FNMA & GNMA)	865,000	871,470
South Carolina Hsg. Fin. & Dev. Auth. RB, Ser. A-2, 6.35%, 07/01/2019, (Insd. by
FSA)	1,050,000	1,083,631
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%,
02/01/2014, (Insd. by FNMA)	970,000	1,002,640
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,215,000	1,214,903
5.00%, 07/01/2034	3,790,000	3,834,381

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	$75,000	$75,965
Virginia HDA RB, Rental Hsg., Ser. D:
4.375%, 07/01/2018	3,025,000	3,001,314
4.50%, 07/01/2023	5,525,000	5,394,941
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	575,000	578,324

		86,155,966

INDUSTRIAL DEVELOPMENT REVENUE 6.4%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%,
12/01/2021, (Insd. by AMBAC)	3,000,000	3,125,460
Alliance Arpt. Auth. of Texas Spl. Facs. RRB, Fedex Corp. Proj., 4.85%,
04/01/2021	1,000,000	1,000,430
Charles City Cnty., VA IDA Solid Waste Disposal Facs. RRB, Waste Mgmt. of
Virginia, Inc. Proj., 4.875%, 02/01/2009	1,000,000	1,008,130
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,609,125
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co., Ser. B, 5.875%,
06/01/2017	1,500,000	1,606,080
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,050,000	4,294,863
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator
Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,018,900
5.50%, 01/01/2015	5,000,000	5,013,500
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%,
11/01/2009, (Gtd. by Intl. Paper Co.)	5,000,000	5,057,250
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.29%, 05/01/2039,
(Gtd. by Cinergy Corp.)	15,000,000	15,000,000
Hillsborough Cnty., FL IDA PCRRB, Tampa Elec. Co. Proj., 5.10%, 10/01/2013	4,575,000	4,750,589
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017,
(Gtd. by FedEx)	10,000,000	10,435,300
Lehigh Cnty., PA IDA PCRRB, PPL Elec. Util. Corp. Proj., 4.75%, 02/15/2027,
(Insd. by FGIC)	500,000	507,705
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co.
Proj., FRN, Ser. A, 4.35%, 03/01/2031	4,000,000	4,014,160
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,066,310
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%,
05/01/2014	1,300,000	1,366,911
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	7,300,000	7,499,290
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%,
03/01/2024	2,000,000	2,121,080
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A-1,
4.90%, 03/01/2028	1,000,000	981,530

		83,476,613

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 1.1%
Charlotte, NC Refunding COP, Convention Facs. Proj.:
5.00%, 12/01/2021	$2,485,000	$2,607,759
5.00%, 12/01/2022	2,610,000	2,733,244
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,098,640
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	2,250,000	2,358,473
Indiana Fin. Auth. Hwy. RRB, Ser. A, 4.50%, 12/01/2020	5,000,000	5,057,850
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	520,000	534,258

		14,390,224

MISCELLANEOUS REVENUE 5.7%
Agua Caliente Band Cahuilla Indians of California RB, 6.00%, 07/01/2018	1,000,000	1,067,770
Castle Rock, CO Golf Enterprise RRB, 5.10%, 12/01/2022	1,000,000	1,015,160
Commonwealth of Puerto Rico Infrastructure Funding Auth. RB, Ser. A, 5.50%,
10/01/2032	1,000,000	1,063,780
Florida Board of Ed. Lottery RB, RITES-PA 1398-R, 5.94%, 07/01/2018, (Insd. by
AMBAC)	11,575,000	13,150,126
Florida Board of Ed. Lottery RRB, Ser. A, 5.00%, 01/01/2017, (Insd. by AMBAC)	8,910,000	9,533,700
Garden State, Preservation Trust of New Jersery Open Space & Farmland RB,
Ser. A, 5.80%, 11/01/2023, (Insd. by FSA)	1,000,000	1,126,760
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	3,935,000	4,063,556
Lee Cnty., FL IDA Hlth. Care Facs. RRB, Alliance Cmnty. Proj., 5.00%, 11/15/2022	4,250,000	4,293,095
Los Angeles, CA Harbor Dept. RB:
5.00%, 08/01/2024, (Insd. by MBIA) ‡	3,855,000	4,007,173
5.00%, 08/01/2025, (Insd. by MBIA) ‡	4,050,000	4,209,871
5.00%, 08/01/2026, (Insd. by MBIA) ‡	2,260,000	2,349,212
Mashantucket Western Pequot Tribe RB, Ser. A, 5.50%, 09/01/2036 144A	3,500,000	3,657,045
Mediterra South Cmnty. Dev. Dist. of Florida Capital Impt. RB, Ser. A, 6.95%,
05/01/2031	2,715,000	2,817,817
Metropolitan Pier & Expo. Auth. of Illinois Dedicated State Tax RRB, McCormick
Proj., 0.00%, 06/15/2029, (Insd. by FGIC) (n)	4,000,000	1,471,280
Miami-Dade Cnty., FL Spl. Obl. RB, Sub. Ser. B, 0.00%, 10/01/2035, (Insd. by
MBIA) †	1,000,000	942,540
New York Urban Dev. Corp. RB, Sub-Lien, 5.50%, 07/01/2016	10,000,000	10,157,100
New York, NY TFA RRB, Future Tax Secd., Ser. B, 5.00%, 05/01/2030	965,000	996,826
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by
FGIC)	3,000,000	3,656,790
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary
Impt., Ser. A, 5.40%, 12/15/2031	2,750,000	2,779,755
Puerto Rico Pub. Bldg. Auth. RB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	270,000	280,841
Red River, TX Ed. Fin. RRB, Hockaday Sch. Proj., 5.00%, 05/15/2025	1,065,000	1,103,862
Superior, WI Ltd. Obl. RRB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by
FGIC)	500,000	636,445

		74,380,504

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 0.4%
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	$985,000	$1,114,212
Arizona Agriculture Impt. & Power Dist. Elec. Sys. RRB, Salt River Proj., Ser. A,
5.00%, 01/01/2022	1,150,000	1,205,763
Chaska, MN Elec. RRB, Generating Facs., Ser. A, 5.25%, 10/01/2020	1,200,000	1,273,884
North Carolina Eastern Muni. Power Sys. Agcy. RRB:
Ser. C, 5.375%, 01/01/2017	1,000,000	1,052,310
Ser. D:
5.125%, 01/01/2023	500,000	516,505
5.125%, 01/01/2026	450,000	465,080

		5,627,754

PRE-REFUNDED 9.5%
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,745,790
Colorado Edl. & Cultural Facs. Auth. RB, Nashville Pub. Radio, 5.875%,
04/01/2022	1,000,000	1,082,970
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%,
11/15/2023	4,000,000	4,448,240
Coral Gables, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida, 5.25%,
08/15/2024	5,000,000	5,397,350
Florida GO, Broward Cnty. Expressway Proj., 9.875%, 07/01/2009	3,165,000	3,374,048
Greenville Cnty., SC Sch. Dist. Installment Purpose RB, Building Equity Sooner for
Tomorrow, 6.00%, 12/01/2021	4,500,000	4,993,065
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater
Treatment Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,225,780
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., Ser. D, 5.875%,
11/15/2029	10,000,000	11,051,300
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,484,487
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	585,630
Larimer Cnty., CO Sch. Dist. No. 1 GO, 5.50%, 12/15/2023, (Insd. by MBIA)	1,000,000	1,092,150
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	6,815,000	7,314,608
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,069,620
6.25%, 08/15/2022	5,000,000	5,550,850
6.375%, 08/15/2027	3,000,000	3,348,030
6.50%, 08/15/2032	5,000,000	5,609,250
Metropolitan Trans. Auth. RB, New York Svcs. Contract:
Ser. 7, 5.625%, 07/01/2016	11,600,000	11,919,000
Ser. 8, 5.375%, 07/01/2021	1,000,000	1,081,410
New York, NY TFA RRB, Future Tax Secd., Ser. B, 5.00%, 05/01/2030	35,000	36,959
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	40,000	48,312
North Carolina Capital Facs. Fin. Agcy. RB, Duke Univ. Proj., Ser. A, 5.125%,
07/01/2042	2,000,000	2,114,860
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys.:
5.25%, 11/15/2018	2,000,000	2,139,560
6.25%, 11/15/2024	4,000,000	4,426,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc.
Proj., Ser. C, 9.50%, 08/01/2013	$1,785,000	$2,085,255
Pasco Cnty., FL Hlth. Facs. Auth. Hosp. RB, Ser. 2, 5.60%, 10/01/2010	5,000,000	5,168,800
Pinellas Cnty., FL Hlth. Facs. Auth. RB, Baycare Hlth. Sys. Proj., 5.75%,
11/15/2029	10,000,000	10,930,100
Port Everglades, FL Port Impt. RB, 7.125%, 11/01/2016	3,140,000	3,598,660
Puerto Rico Pub. Bldg. Auth. RRB, Govt. Facs., Ser. D, 5.25%, 07/01/2027	730,000	775,019
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth., Ser. C, 7.00%,
08/01/2030	6,675,000	7,751,410
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group
Proj., 5.75%, 11/15/2033	5,000,000	5,450,000
University of Colorado COP, Master Lease Agreement, Ser. A, 5.00%,
06/01/2033, (Insd. by AMBAC)	1,000,000	1,056,700

		122,956,013

PUBLIC FACILITIES 0.6%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd.
by AMBAC)	2,000,000	2,150,720
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj.,
5.625%, 11/01/2026	5,000,000	5,061,700

		7,212,420

RESOURCE RECOVERY 0.3%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,993,320

SALES TAX 1.8%
Coralville, IA Urban Renewal RB, Ser. C, 5.00%, 06/01/2013	1,000,000	1,030,380
Metropolitan Atlanta Rapid Transit Auth. of Georgia Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	5,155,000	5,527,449
Orange Cnty., FL Sales Tax RRB, Ser. A, 5.125%, 01/01/2021, (Insd. by FGIC)	2,200,000	2,311,430
Regional Trans. Dist. of Colorado Sales Tax RRB, Ser. A, 5.00%, 11/01/2020,
(Insd. by AMBAC)	1,000,000	1,059,830
Sales Tax Asset Receivable Corp. of New York RB, Ser. A, 5.00%, 10/15/2032,
(Insd. by AMBAC)	1,000,000	1,047,640
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second
Lien, Area B, 5.00%, 12/01/2020	12,000,000	12,411,360

		23,388,089

SOLID WASTE 0.3%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,031,060
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,162,520

		4,193,580

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 5.2%
Confluence Metro. Dist. of Colorado Tax Supported RB:
5.40%, 12/01/2027	$3,000,000	$3,040,800
5.45%, 12/01/2034	2,000,000	2,027,140
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	525,000	532,182
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.00%, 01/01/2024	2,000,000	2,070,180
5.25%, 01/01/2017	11,565,000	12,297,758
5.25%, 01/01/2020	6,000,000	6,358,860
Missouri Dev. Fin. Board Infrastructure Facs. RB, Eastland Ctr. Proj., Ser. A, 5.00%,
04/01/2021	2,000,000	2,059,400
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B,
7.20%, 07/01/2016	250,000	250,642
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,808,240
Ser. B, 5.45%, 03/01/2036	2,665,000	2,676,273
New York Dorm. Auth. Personal Income Tax RB, Ser. C, 5.00%, 12/15/2023	1,585,000	1,681,225
New York, NY TFA RRB, Sub-Ser. A-2, 5.00%, 11/01/2018, (Insd. by FGIC)	10,000,000	10,664,200
Orange Cnty., FL Tourist Dev. Tax RRB, 5.00%, 10/01/2014, (Insd. by AMBAC)	7,570,000	8,068,939
Washington, DC Convention Ctr. Auth. Dedicated Tax RRB, Sr Lien, Ser. A, 5.00%,
10/01/2018	11,090,000	11,788,005

		67,323,844

STUDENT LOAN 0.3%
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,445,000	1,478,119
Mississippi Higher Ed. Assistance Corp. RB, Sub. Ser. C, 6.05%, 09/01/2007	5,000	5,006
Missouri Higher Ed. Student Loan RB, Sub-Ser. F, 6.75%, 02/15/2009	1,000,000	1,002,360
NEBHELP, Inc. of Nebraska RB, Jr. Sub-Ser. A-6, 6.40%, 06/01/2013, (Insd. by
MBIA)	690,000	716,020

		3,201,505

TOBACCO REVENUE 0.8%
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	10,000,000	10,754,500

TRANSPORTATION 5.7%
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	2,000,000	2,081,280
E-470 Pub. Hwy. Auth. of Colorado RB, Ser. B, 0.00%, 09/01/2021, (Insd. by
MBIA) (n)	2,000,000	1,063,740
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	4,185,000	4,378,765
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	5,000,000	5,451,750
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,523,650
Lower CO River Auth. of Texas Transmission Contact RRB, 5.00%, 05/15/2025,
(Insd. by FGIC)	1,000,000	1,029,590
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,393,239

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. A:
5.10%, 01/01/2021	$1,110,000	$1,160,017
5.125%, 01/01/2029	1,000,000	1,038,200
5.75%, 01/01/2018	1,000,000	1,133,130
New York Thruway Auth. Gen. RB, Ser. G, 5.25%, 01/01/2027, (Insd. by FSA)	2,000,000	2,151,120
New York Thruway Auth. Hwy. & Bridge Trust Fund RRB, Ser. B-2, 5.00%,
04/01/2017, (Insd. by FGIC)	22,215,000	23,796,041
New York Thruway Auth. Svcs. Contract RRB, 5.00%, 04/01/2017	795,000	811,274
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	4,550,000	4,994,171
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,826,155
Port Seattle, WA RB, Ser. B, 5.625%, 02/01/2024, (Insd. by MBIA)	1,000,000	1,042,680
South Carolina Trans. Infrastructure RB, Ser. A:
5.00%, 10/01/2019	5,000,000	5,326,600
5.00%, 10/01/2021	6,160,000	6,532,064

		73,733,466

UTILITY 2.7%
Gainesville, FL Util. Sys. RB, Ser. B, 6.50%, 10/01/2013	4,800,000	5,479,632
Lakeland, FL Elec. & Water RRB, Energy Sys., First Lien, Ser. C, 6.05%,
10/01/2010, (Insd. by FSA)	5,000,000	5,337,500
Main Street Natural Gas, Inc. of Georgia RB, Gas Proj.:
Ser. A:
5.00%, 03/15/2016	6,500,000	6,881,420
5.00%, 03/15/2017	11,105,000	11,771,078
Ser. B, 5.00%, 03/15/2016	5,000,000	5,293,400

		34,763,030

WATER & SEWER 4.2%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	17,659,650
Augusta, GA Water & Sewer RB, 5.25%, 10/01/2039	1,000,000	1,062,380
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,094,175
Colorado Springs, CO Util. RB, Sub. Lien, Ser. A, 5.00%, 11/15/2033	1,000,000	1,033,950
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,021,690
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2019, (Insd. by AMBAC)	10,000,000	10,209,300
Detroit, MI Sewer Disposal RRB, Sr. Lien, Ser. A, 5.00%, 07/01/2023, (Insd. by
FSA)	3,000,000	3,124,290
Massachusetts Water Pollution Abatement Trust RB, Ser. 9, 5.25%, 08/01/2028	2,185,000	2,323,005
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	458,127
Ser. E, 6.875%, 06/15/2010	410,000	413,428
New York, NY Muni. Water Fin. Auth. Water & Sewer Sys. RB, Ser. B, 6.00%,
06/15/2033	375,000	400,132
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by
MBIA)	1,335,000	1,346,588
Northern Palm Beach Cnty., FL RB, Water Ctl. & Impt., 5.35%, 08/01/2041	750,000	751,110

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Phoenix, AZ Civic Impt. Corp. Water Sys. RRB, Jr. Lien, 5.25%, 07/01/2018, (Insd.
by FGIC)	$1,000,000	$1,102,510
Tucson, AZ Water RRB, 5.50%, 07/01/2017, (Insd. by FGIC)	2,250,000	2,438,932
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,305,729
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,452,654
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,607,536

		54,805,186

Total Municipal Obligations (cost $1,231,794,203)		1,262,279,800

	Shares	Value

SHORT-TERM INVESTMENTS 1.8%
MUTUAL FUND SHARES 1.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø ##
(cost $23,292,101)	23,292,101	23,292,101

Total Investments (cost $1,255,086,304) 99.2%		1,285,571,901
Other Assets and Liabilities 0.8%		10,768,574

Net Assets 100.0%		$1,296,340,475

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
#	When-issued or delayed delivery security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TFA	Transitional Finance Authority

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2007

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Florida	18.8%	District of Columbia	1.1%
New York	9.8%	Puerto Rico	1.1%
Texas	8.6%	Oklahoma	0.9%
Colorado	5.9%	Oregon	0.9%
South Carolina	4.9%	Missouri	0.8%
Georgia	4.0%	New Jersey	0.7%
Indiana	3.8%	Mississippi	0.6%
California	3.0%	New Hampshire	0.6%
Alabama	2.9%	Delaware	0.4%
Virginia	2.6%	Iowa	0.4%
Illinois	2.5%	Tennessee	0.4%
Arizona	2.1%	Wisconsin	0.4%
Maryland	2.1%	New Mexico	0.3%
Washington	2.1%	North Dakota	0.3%
Michigan	2.0%	Vermont	0.3%
Alaska	1.7%	Arkansas	0.2%
Nevada	1.6%	West Virginia	0.2%
North Carolina	1.6%	Idaho	0.1%
Kansas	1.5%	Louisiana	0.1%
Massachusetts	1.3%	Maine	0.1%
Connecticut	1.2%	Nebraska	0.1%
Minnesota	1.2%	Rhode Island	0.1%
Ohio	1.2%	Non-state specific	2.3%
Pennsylvania	1.2%
			100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2007 (unaudited):

AAA	38.5%
AA	16.8%
A	20.1%
BBB	15.0%
NR	9.6%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of May 31, 2007 (unaudited):

Less than 1 year	5.0%
1 to 3 year(s)	2.4%
3 to 5 years	2.2%
5 to 10 years	30.9%
10 to 20 years	44.8%
20 to 30 years	14.7%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $1,231,794,203)	$1,262,279,800
Investments in affiliated money market fund, at value (cost $23,292,101)	23,292,101

Total investments	1,285,571,901
Receivable for securities sold	39,744,312
Receivable for Fund shares sold	632,991
Interest receivable	18,709,849
Receivable from investment advisor	10,329
Prepaid expenses and other assets	192,224

Total assets	1,344,861,606

Liabilities
Dividends payable	1,693,354
Payable for securities purchased	5,888,742
Payable for Fund shares redeemed	2,846,706
Payable for floating-rate notes issued	37,376,000
Interest and fee expense payable	411,822
Due to custodian bank	43,593
Due to related parties	14,371
Accrued expenses and other liabilities	246,543

Total liabilities	48,521,131

Net assets	$1,296,340,475

Net assets represented by
Paid-in capital	$1,296,802,098
Overdistributed net investment income	(1,037,596)
Accumulated net realized losses on investments	(29,909,624)
Net unrealized gains on investments	30,485,597

Total net assets	$1,296,340,475

Net assets consists of
Class A	$832,186,269
Class B	24,971,259
Class C	45,920,457
Class I	393,262,490

Total net assets	$1,296,340,475

Shares outstanding (unlimited number of shares authorized)
Class A	111,495,202
Class B	3,345,623
Class C	6,152,360
Class I	52,689,165

Net asset value per share
Class A	$7.46
Class A — Offering price (based on sales charge of 4.75%)	$7.83
Class B	$7.46
Class C	$7.46
Class I	$7.46

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Interest	$41,911,897
Income from affiliate	1,210,520

Total investment income	43,122,417

Expenses
Advisory fee	3,009,327
Distribution Plan expenses
Class A	1,903,818
Class B	145,003
Class C	371,486
Administrative services fee	885,057
Transfer agent fees	514,895
Trustees’ fees and expenses	19,394
Printing and postage expenses	82,268
Custodian and accounting fees	288,580
Registration and filing fees	75,792
Professional fees	51,261
Interest and fee expense	1,256,923
Other	68,170

Total expenses	8,671,974
Less: Expense reductions	(24,001)
Expense reimbursements	(317,303)

Net expenses	8,330,670

Net investment income	34,791,747

Net realized and unrealized gains or losses on investments
Net realized gains on investments	4,743,247
Net change in unrealized gains or losses on investments	1,596,624

Net realized and unrealized gains or losses on investments	6,339,871

Net increase in net assets resulting from operations	$41,131,618

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2007		2006

Operations
Net investment income		$34,791,747		$34,559,181
Net realized gains on investments		4,743,247		5,225,177
Net change in unrealized gains or
losses on investments		1,596,624		(23,146,313)

Net increase in net assets resulting
from operations		41,131,618		16,638,045

Distributions to shareholders from
Net investment income
Class A		(24,877,751)		(25,513,126)
Class B		(460,624)		(508,083)
Class C		(1,179,223)		(1,166,214)
Class I		(8,457,944)		(7,215,786)

Total distributions to shareholders		(34,975,542)		(34,403,209)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,139,813	38,548,575	4,458,394	33,168,533
Class B	394,499	2,957,291	431,219	3,230,914
Class C	959,926	7,210,903	779,818	5,832,812
Class I	8,729,555	65,638,529	7,729,375	57,739,022

		114,355,298		99,971,281

Net asset value of shares issued in
reinvestment of distributions
Class A	1,935,866	14,532,225	1,954,761	14,608,883
Class B	30,882	231,826	33,379	249,542
Class C	82,233	617,349	84,971	635,148
Class I	25,445	191,124	5,249	39,197

		15,572,524		15,532,770

Automatic conversion of Class B
shares to Class A shares
Class A	151,460	1,135,405	326,190	2,443,083
Class B	(151,460)	(1,135,405)	(326,190)	(2,443,083)

		0		0

Payment for shares redeemed
Class A	(10,740,243)	(80,542,459)	(10,345,587)	(77,272,108)
Class B	(318,070)	(2,390,277)	(588,916)	(4,398,275)
Class C	(680,384)	(5,097,919)	(993,814)	(7,421,727)
Class I	(6,444,527)	(48,446,377)	(2,240,723)	(16,736,514)

		(136,477,032)		(105,828,624)

Net asset value of shares issued in
acquisitions
Class A	28,709,567	214,730,704	0	0
Class B	1,463,680	10,947,402	0	0
Class C	996,075	7,450,071	0	0
Class I	24,118,130	180,386,891	0	0

		413,515,068		0

Net increase in net assets resulting
from capital share transactions		406,965,858		9,675,427

Total increase (decrease) in net assets		413,121,934		(8,089,737)
Net assets
Beginning of period		883,218,541		891,308,278

End of period		$1,296,340,475		$883,218,541

Overdistributed net investment income		$(1,037,596)		$(673,038)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities

NOTES TO FINANCIAL STATEMENTS continued

purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to

NOTES TO FINANCIAL STATEMENTS continued

certain capital loss carryovers assumed as a result of acquisitions. During the year ended May 31, 2007, the following amounts were reclassified:

Paid-in capital	$ 19,873,487
Overdistributed net investment income	(180,763)
Accumulated net realized losses on investments	(19,692,724)

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $317,303.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net

NOTES TO FINANCIAL STATEMENTS continued

assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2007, EIS received $32,588 from the sale of Class A shares and $22,373 and $1,555 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on May 25, 2007, the Fund acquired the net assets of Evergreen Florida Municipal Bond Fund in a tax-free exchange for each of Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Florida Municipal Bond Fund at an exchange ratio of 1.23 for each of Class A, Class B, Class C and Class I shares of the Fund. On the same date, the Fund also acquired the net assets of Atlas National Municipal Bond Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas National Municipal Bond Fund at an exchange ratio of 1.57 for Class A shares of the Fund. The aggregate net assets of the Fund immediately prior to the acquisitions were $886,794,285.

The value of net assets acquired, unrealized appreciation acquired and number of shares issued were as follows:

	Value of
	Net Assets	Unrealized	Number of
Acquired Fund	Acquired	Appreciation	Shares Issued

Evergreen Florida	$ 275,612,429	$ 6,438,841	10,271,926	Class A
Municipal Bond Fund			1,463,680	Class B
			996,075	Class C
			24,118,130	Class I

Atlas National	137,902,639	4,591,742	18,437,641	Class A
Municipal Bond Fund

The aggregate net assets of the Fund immediately after these acquisitions were $1,300,309,353.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $1,094,379,916 and $1,147,347,911, respectively, for the year ended May 31, 2007.

At May 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

		Collateral for
Floating-Rate	Range of	Floating-Rate
Notes Outstanding	Interest Rates	Notes Outstanding

$37,376,000	0.90% - 1.43%	$77,945,217

During the year ended May 31, 2007, the Fund incurred interest and fee expense relating to Floating-Rate Notes in the amount of $1,256,923.

NOTES TO FINANCIAL STATEMENTS continued

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,255,639,218. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,008,610 and $4,075,927, respectively, with a net unrealized appreciation of $29,932,683.

As of May 31, 2007, the Fund had $29,356,710 in capital loss carryovers for federal income tax purposes with $13,854,133 expiring in 2008, $10,455,175 expiring in 2009 and $5,047,402 expiring in 2010.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended May 31, 2007 in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$1,037,596	$29,932,683	$29,356,710

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, partnership transactions and inverse floating rate obligations.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2007	2006

Ordinary Income	$323,351	$ 592,591
Exempt-Interest Income	34,652,191	33,810,618

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS continued

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended May 31, 2007, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC

NOTES TO FINANCIAL STATEMENTS continued

reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as

NOTES TO FINANCIAL STATEMENTS continued

of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Bond Fund, as of May 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.08%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2008.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566601 rv4 07/2007

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for Evergreen Short-Intermediate Municipal Bond Fund covering the twelve-month period ended May 31, 2007.

The domestic fixed-income markets, including the municipal bond market, delivered moderate, positive returns during the twelve-month period. Interest rates, and therefore bond prices, showed relatively little volatility over most of the fiscal year as the economy’s growth appeared to decelerate and inflationary fears receded. The U.S. Federal Reserve Board, after repeatedly raising the fed funds rate in the preceding months in an effort to quell price pressures, hiked the key rate to 5.25% in June 2006. The nation’s central bank then left the influential short-term interest rate unchanged for the remainder of the period. Market interest rates on longer-maturity securities declined somewhat, which resulted in a flattening of the yield curve — a narrowing of the difference in yields between short-term and longer-maturity bonds — and better performance by securities with longer maturities. At the same time, the continued expansion of the economy encouraged investors to seek higher yields, while lower-quality, higher-yielding municipal securities tended to outperform high-grade bonds.

The trajectory of the economy’s growth showed clear signs of a deceleration as the fiscal year progressed. U.S. Gross Domestic Product grew by a rate of 3.3% during 2006 then decelerated to a rate of 0.7% for the first three months of 2007. Weakness in

1

LETTER TO SHAREHOLDERS continued

housing activity was the most visible evidence of a softening in the economy, but solid job growth, rising wages and increases in personal consumption and business investment helped sustain the positive momentum of economic activity. The growth in corporate profits showed few signs of moderation during the twelvemonth period, and equity markets produced healthy returns for the fiscal year, overcoming some periods of short-term volatility. Periodically interrupting the upward movement of stock prices were a variety of concerns, ranging from international geopolitical tensions to worries about a return to the “stagflation” that undermined growth a quarter century earlier.

During this period, Evergreen’s municipal bond fund managers analyzed the factors that influenced bond values, managing each portfolio within its investment universe in pursuit of both total return and yield. The portfolio managers of Evergreen Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, for example, all extended their funds’ duration to capture the price appreciation potential as the yield curve flattened. At the same time, they sought selective opportunities among lower-rated, higher-yielding securities. The manager of Evergreen High Grade Municipal Bond Fund also extended the fund’s duration, while maintaining a focus on the high quality, insured municipal securities. The team managing the Evergreen Strategic Municipal Bond Fund, meanwhile, sought opportunities to increase yield without extending duration by placing greater emphasis on higher quality cushion bonds, which offer

2

LETTER TO SHAREHOLDERS continued

competitive yield, relatively stable prices and greater protection against the risks of rising interest rates.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Special Notice Regarding Tax Treatment of Municipal Bonds:

The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state’s ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court’s decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Fund, as taxable income at the state and local levels in response to the Court’s decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Fund, to be significantly and adversely affected.

3

FUND AT A GLANCE

as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed Income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/5/1995	1/5/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

Average annual return*

1-year with sales charge	1.12%	0.65%	1.65%	N/A

1-year w/o sales charge	3.48%	2.65%	2.65%	3.68%

5-year	2.43%	2.05%	2.05%	3.07%

10-year	3.44%	2.77%	3.27%	3.80%

Maximum sales charge	2.25%	2.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.48% for the twelve-month period ended May 31, 2007, excluding any applicable sales charges. During the same period, the LB3YMBI returned 3.58%.

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

It was a period in which the overall economy continued to expand, but at a slowing pace. Although the nation’s unemployment rate continued to decline and inflationary fears moderated, short-term interest rates remained unchanged over most of the period following the Federal Reserve Board’s (the “Fed”) decision in June 2006 to hike the fed funds rate to 5.25% . Decelerating growth trends, higher energy costs and problems in the subprime mortgage market were expected to dampen consumer spending, but a rally in equities helped to offset this spending reduction. As a result, bond market investors appeared to change their expectations of the Fed’s monetary policy as the fiscal year progressed. Toward the end of the period, investors began to discuss the possibility that the Fed might consider raising short-term rates, instead of cutting rates, to keep inflationary pressures under control as the economy appeared not to be in need of stimulation.

In this environment, market interest rates trended down over most of the fiscal year. Early in the period, the yield curve, which reflects the difference between the yields of short-term and long-term securities, remained flat although it began to steepen during the final months of the fiscal year as intermediate and longer-maturity yields began to rise. The spread between a two-year and a 30-year bond widened, resulting in the steeper curve.

This was a period of record supply, especially as issuers came to market to capitalize on the historically low yields. Toward the end of the period, as the yield curve steepened and sentiment in the market turned bearish, the heavy supply weighed the market down and hindered liquidity. Over the full twelve-month period, longer-maturity securities tended to outperform shorter-maturity securities, while high-yielding bonds tended to outperform high-grade securities.

Lower-rated municipal bonds were the best-performing part of the market and our underweighting of BBB-rated and below-investment grade bonds early in the fiscal year held back performance, although we did increase our position in these securities later in the period to take advantage of the higher yields of lower-rated securities. Average credit quality was A at the end of the fiscal year. We also slightly lengthened the portfolio’s duration, or exposure to interest-rate changes, as effective duration increased from 2.71 years to 2.96 years. This reflected our decision to purchase securities in the 8-10 year maturity range to capture the incremental increase in yield. During the period, when opportunities presented themselves, we took advantage of seasonal spikes in short-term yields to increase our exposure in floating-rate securities.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,008.28	$ 3.96
Class B	$ 1,000.00	$ 1,004.27	$ 7.95
Class C	$ 1,000.00	$ 1,004.27	$ 7.95
Class I	$ 1,000.00	$ 1,009.29	$ 2.96
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.99	$ 3.98
Class B	$ 1,000.00	$ 1,017.00	$ 8.00
Class C	$ 1,000.00	$ 1,017.00	$ 8.00
Class I	$ 1,000.00	$ 1,021.99	$ 2.97

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.79% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.34	0.31	0.28	0.31	0.37
Net realized and unrealized gains or losses on investments	0	(0.16)	0.01	(0.32)	0.30

Total from investment operations	0.34	0.15	0.29	(0.01)	0.67

Distributions to shareholders from
Net investment income	(0.34)	(0.30)	(0.28)	(0.31)	(0.37)

Net asset value, end of period	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return[1]	3.48%	1.54%	2.90%	(0.11%)	6.80%

Ratios and supplemental data
Net assets, end of period (thousands)	$41,512	$46,548	$67,719	$65,930	$48,336
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%	0.79%	0.77%	0.79%	0.78%
Expenses excluding waivers/reimbursements
and expense reductions	0.89%	0.89%	0.88%	0.91%	0.82%
Net investment income (loss)	3.43%	3.07%	2.75%	2.99%	3.58%
Portfolio turnover rate	70%	73%	104%	43%	27%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.26	0.23[1]	0.20[1]	0.22	0.28
Net realized and unrealized gains or losses on investments	0	(0.16)	0.01	(0.32)	0.30

Total from investment operations	0.26	0.07	0.21	(0.10)	0.58

Distributions to shareholders from
Net investment income	(0.26)	(0.22)	(0.20)	(0.22)	(0.28)

Net asset value, end of period	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return[2]	2.65%	0.72%	2.08%	(0.94%)	5.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,570	$8,017	$12,989	$15,303	$16,937
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.59%	1.60%	1.58%	1.62%	1.67%
Expenses excluding waivers/reimbursements
and expense reductions	1.59%	1.60%	1.58%	1.62%	1.67%
Net investment income (loss)	2.62%	2.27%	1.94%	2.20%	2.67%
Portfolio turnover rate	70%	73%	104%	43%	27%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.26	0.23	0.20[1]	0.22	0.28
Net realized and unrealized gains or losses on investments	0	(0.16)	0.01	(0.32)	0.30

Total from investment operations	0.26	0.07	0.21	(0.10)	0.58

Distributions to shareholders from
Net investment income	(0.26)	(0.22)	(0.20)	(0.22)	(0.28)

Net asset value, end of period	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return[2]	2.65%	0.72%	2.08%	(0.94%)	5.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,347	$12,691	$18,787	$21,013	$13,422
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.59%	1.60%	1.58%	1.61%	1.67%
Expenses excluding waivers/reimbursements
and expense reductions	1.59%	1.60%	1.58%	1.61%	1.67%
Net investment income (loss)	2.62%	2.27%	1.94%	2.16%	2.57%
Portfolio turnover rate	70%	73%	104%	43%	27%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.88	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Income from investment operations
Net investment income (loss)	0.36	0.33	0.30	0.33	0.38
Net realized and unrealized gains or losses on investments	0	(0.16)	0.01	(0.32)	0.30

Total from investment operations	0.36	0.17	0.31	0.01	0.68

Distributions to shareholders from
Net investment income	(0.36)	(0.32)	(0.30)	(0.33)	(0.38)

Net asset value, end of period	$ 9.88	$ 9.88	$ 10.03	$ 10.02	$ 10.34

Total return	3.68%	1.73%	3.10%	0.06%	6.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$252,489	$349,187	$439,584	$410,654	$293,842
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.59%	0.60%	0.58%	0.61%	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.59%	0.60%	0.58%	0.61%	0.68%
Net investment income (loss)	3.62%	3.27%	2.94%	3.17%	3.69%
Portfolio turnover rate	70%	73%	104%	43%	27%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 5.0%
Chicago, IL O’Hare Intl. Arpt. RRB, Third Lien, Ser. B, 5.25%, 01/01/2014, (Insd. by
FGIC)	$ 2,000,000	$2,139,800
Dayton, OH, James M. Cox Dayton Intl. Arpt. RRB, Ser. B, 5.00%, 12/01/2012	2,025,000	2,128,376
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,033,030
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010,
(Insd. by MBIA)	4,000,000	4,156,280
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, FedEx Corp., 5.00%,
09/01/2009	3,000,000	3,052,110
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,320,294
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,471,561

		15,301,451

COMMUNITY DEVELOPMENT DISTRICT 3.9%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,230,000	1,247,749
5.20%, 07/01/2013	1,300,000	1,326,962
5.30%, 07/01/2014	1,470,000	1,510,087
5.40%, 07/01/2015	1,050,000	1,086,067
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,317,000	1,344,881
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010	1,595,000	1,601,444
4.70%, 09/01/2012	1,755,000	1,763,319
5.00%, 09/01/2013	2,215,000	2,267,340

		12,147,849

CONTINUING CARE RETIREMENT COMMUNITY 9.7%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj.,
5.00%, 07/01/2011	670,000	686,609
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A,
5.00%, 07/01/2017	4,500,000	4,549,545
Health Facs. Dev. Corp. of Central Texas RB, Legacy at Willow Bend Proj.:
Ser. A:
5.25%, 11/01/2013	1,100,000	1,114,410
5.25%, 11/01/2014	1,195,000	1,209,065
5.25%, 11/01/2015	650,000	656,708
5.25%, 11/01/2016	500,000	503,300
Iowa Fin. Auth. Sr. Living Facs. RB, Deerfield Retirement Cmnty., Inc. Proj., Ser. A,
5.00%, 11/15/2015	2,460,000	2,471,734
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj.,
Ser. B, 4.75%, 01/01/2013	10,000,000	10,010,200
Massachusetts Dev. Fin. Agcy. RB, First Mtge. Orchard Cove Proj., 5.00%,
10/01/2017	1,325,000	1,339,840
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj., 5.50%, 10/01/2007	1,075,000	1,077,462

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	$ 1,000,000	$1,029,000
Northwest Sr. Housing Edgemere Proj., Ser. A:
5.75%, 11/15/2011	1,000,000	1,033,060
5.75%, 11/15/2013	1,165,000	1,215,212
Washington Hsg. Fin. Nonprofit Cmnty., RB, Skyline At First Hill Proj., Ser. B,
5.10%, 01/01/2013	3,000,000	2,999,880

		29,896,025

EDUCATION 3.0%
New York Dorm. Auth. RB, Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	3,030,000	3,210,618
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%,
12/01/2014	1,000,000	1,063,120
Pennsylvania Higher Edl. Assistance Agcy. RB, ARS, Ser. Z-1, 3.95%, 06/01/2039	5,000,000	5,000,000

		9,273,738

ELECTRIC REVENUE 2.1%
Sikeston, MO Elec. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,641,617

GENERAL OBLIGATION - LOCAL 5.0%
New York, NY GO, Ser. C, 5.50%, 08/01/2014	4,500,000	4,824,360
Pittsburgh, PA Refunding GO, Ser. B, 5.00%, 09/01/2014	5,225,000	5,559,818
Shelby Cnty., TN Refunding GO, Ser. A, 5.00%, 03/01/2014	5,000,000	5,044,400

		15,428,578

GENERAL OBLIGATION - STATE 6.3%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%,
09/01/2035, (Insd. by FNMA & GNMA)	2,750,000	2,905,238
New Jersey Refunding GO, Ser. H, 5.25%, 07/01/2012	5,000,000	5,315,500
Ohio Common Schs. GO, Ser. A, 5.00%, 06/15/2013	5,625,000	5,958,056
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,158,350

		19,337,144

HOSPITAL 15.8%
Akron, Bath and Copley Townships, OH Akron Gen. Hlth. Sys. RB, Ser. A:
5.00%, 01/01/2014	500,000	518,125
5.00%, 01/01/2015	500,000	517,515
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys.,
Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,457,475
California Hlth. Facs. Fin. Auth. RB, Catholic Hlth. Care West, Ser. H, 4.45%,
07/01/2026	2,985,000	3,028,312
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,010,100
5.00%, 06/01/2009	1,035,000	1,053,909

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	$ 1,125,000	$1,156,613
Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	752,625
5.75%, 09/01/2008	500,000	510,020
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,547,940
Florida Halifax Hosp. Med. Ctr. RB, Ser. A:
5.25%, 06/01/2015	1,155,000	1,207,922
5.25%, 06/01/2016	1,000,000	1,047,460
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A,
5.75%, 10/01/2008	2,710,000	2,749,322
Henderson, NV Hlth. Care Facs. RB, Catholic Healthcare West Proj., Ser. B, 5.00%,
07/01/2013	2,000,000	2,079,600
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., Ser. I, 5.00%,
11/15/2029	4,000,000	4,093,640
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Sunbelt, Inc. Proj.,
Ser. B, 5.00%, 11/15/2012	1,000,000	1,035,170
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,045,959
4.75%, 06/01/2009	1,085,000	1,098,617
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	345,000	352,828
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth.:
Ser. A, FRN, 5.00%, 05/01/2013	1,500,000	1,569,675
Ser. F, 5.50%, 11/15/2010	1,000,000	1,050,910
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	201,108
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009,
(Insd. by Radian Group, Inc.)	635,000	643,172
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,255,623
5.25%, 02/15/2010	1,900,000	1,933,649
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp. Proj., 6.25%,
01/01/2010	3,970,000	4,187,000
South Miami, FL Hlth. Facs. Auth. RB, Baptist Hlth. South Florida Group Proj.,
5.00%, 08/15/2014	1,500,000	1,572,705
Tyler, TX Hlth. Facs. Dev. Corp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,685,757
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	585,481
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	827,789
5.00%, 01/01/2009	965,000	974,168

		48,750,189

HOUSING 7.8%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	2,920,000	3,051,050
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012,
(Insd. by FNMA & GNMA)	785,000	801,775
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,245,000	1,247,253

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	$285,000	$287,001
Ser. C-2, 5.40%, 04/01/2031	370,000	371,983
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. S:
3.95%, 04/01/2015	1,420,000	1,410,017
3.95%, 10/01/2015	2,905,000	2,881,470
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	2,045,000	2,120,379
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	545,000	548,733
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	135,000	138,417
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	410,000	419,971
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	40,000	40,779
Ser. J, 4.70%, 07/01/2030	1,405,000	1,408,499
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034,
(Insd. by FNMA & GNMA)	985,000	1,005,281
Pittsburgh, PA Urban Redev. Auth. MHRB, Lou Mason Jr. Replacement Proj.,
5.00%, 12/01/2010	2,600,000	2,602,678
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%,
05/01/2028	4,770,000	4,870,886
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%,
03/01/2022, (Insd. by MGIC)	920,000	933,717

		24,139,889

INDUSTRIAL DEVELOPMENT REVENUE 12.4%
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	1,000,000	1,003,650
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., 4.45%,
01/01/2032	6,325,000	6,372,437
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,442,672
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.29%, 05/01/2039, (Gtd.
by Cinergy Corp.)	3,000,000	3,000,000
Hodgkins, IL Env. Impt. RB, Metro. Biosolids Mgmt., LLC. Proj.:
5.50%, 11/01/2007	1,500,000	1,502,160
5.75%, 11/01/2009	1,945,000	1,958,284
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,246,513
Jefferson Parish, LA IDRB, Sara Lee Corp Proj., FRN, 4.05%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj.,
Ser. A, FRN, 4.35%, 03/01/2031	3,000,000	3,010,620
Louisa, VA IDRB, Virginia Elec. & Power Co. Proj., 5.25%, 12/01/2008	1,000,000	1,010,930
Morehouse Parish, LA PCRRB, Intl. Paper Co. Proj., Ser. A, 5.25%, 11/15/2013	5,000,000	5,207,950
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	2,990,760
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	6,000,000	6,163,800

		38,309,776

LEASE 1.7%
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%, 10/15/2020	5,000,000	5,215,200

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 2.3%
California PCRB, Solid Waste Disposal, Republic Svcs., Inc. Proj., FRN, 4.15%,
03/01/2028	$ 1,250,000	$1,250,000
Lehman Muni. Trust Receipts, Ser. 2007-P38W, FRN, 3.87%, 02/01/2027	6,000,000	6,000,000

		7,250,000

POWER 0.9%
Oregon Western Generation Agcy., RB, Wauna Cogeneration Proj., Ser. A, 5.00%,
01/01/2016	1,390,000	1,455,108
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	250,000	258,355
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 2, Ser. A, 5.10%,
07/01/2010, (Insd. by FSA)	1,000,000	1,020,960

		2,734,423

PRE-REFUNDED 5.8%
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	870,000	927,463
California Hlth. Facs. Fin. Auth. RB, Catholic West Hlth. Care, Ser. H, 4.45%,
07/01/2026	265,000	271,148
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%,
07/01/2011	430,000	449,006
Florida Board of Ed., GO, Ser. C, 7.10%, 06/01/2007	2,000,000	2,000,000
Harris Cnty., TX Permanent Impt. RRB, Ser. B, 5.25%, 10/01/2017	5,230,000	5,613,464
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,142,075
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	3,430,000	3,538,902
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	525,000	540,362
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	2,410,000	2,494,350

		17,976,770

RESOURCE RECOVERY 3.9%
Hempstead, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,143,290
Indiana Fin. IDRB, Republic Svcs., Inc. Proj., FRN, 4.19%, 11/01/2035	5,000,000	5,000,000

		12,143,290

SALES TAX 2.6%
Confluence Metro. Dist., CO RB, 5.25%, 12/01/2017	2,000,000	2,019,300
Coralville, IA Urban Renewal Tax Increment RB, Ser. C:
5.00%, 06/01/2010	500,000	509,895
5.00%, 06/01/2014	500,000	515,780
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%,
12/01/2016	5,000,000	5,107,000

		8,151,975

SOLID WASTE 1.2%
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by
AMBAC)	3,500,000	3,641,960

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.8%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A, 5.875%,
12/15/2010	$ 2,080,000	$2,147,870
Tri-Cnty. Metro. Trans. Dist. of Oregon, Payroll Tax and Grant Receipt, 4.00%,
05/01/2014	3,500,000	3,500,105

		5,647,975

TRANSPORTATION 4.7%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011,
(Insd. by MBIA)	7,250,000	7,342,728
Metropolitan Transit Auth. New York RB, Ser. 1661, FRN, 3.98%, 11/15/2014,
(Liq.: JPMorgan Chase & Co.)	7,250,000	7,250,000

		14,592,728

UTILITY 3.8%
Main Street Natural Gas, Inc. RB, Georgia Gas Proj, Ser. A, 5.00%, 03/15/2014	3,000,000	3,154,050
Roseville, CA RB, Natural Gas Financing Auth. RB:
5.00%, 02/15/2014	2,000,000	2,114,680
5.00%, 02/15/2015	1,000,000	1,060,790
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.00%, 09/01/2014	5,000,000	5,262,450

		11,591,970

Total Municipal Obligations (cost $308,197,854)		308,172,547

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø
(cost $573,451)	573,451	573,451

Total Investments (cost $308,771,305) 99.9%		308,745,998
Other Assets and Liabilities 0.1%		172,176

Net Assets 100.0%		$308,918,174

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
ARS	Auction Rate Security	IDA	Industrial Development Authority
CDA	Community Development Authority	IDRB	Industrial Development Revenue Bond
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
FGIC	Financial Guaranty Insurance Co.	MGIC	Mortgage Guaranty Insurance Corp.
FNMA	Federal National Mortgage Association	MHRB	Multifamily Housing Revenue Bond
FRN	Floating Rate Note	PCRB	Pollution Control Revenue Bond
FSA	Financial Security Assurance, Inc.	PCRRB	Pollution Control Refunding Revenue Bond
GNMA	Government National Mortgage Association	RB	Revenue Bond
GO	General Obligation	RRB	Refunding Revenue Bond
HDA	Housing Development Authority	SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2007:

New York	9.4%	Illinois	1.9%
Florida	8.5%	Colorado	1.8%
Texas	8.2%	Arizona	1.7%
Tennessee	6.3%	Kansas	1.6%
Pennsylvania	6.0%	South Dakota	1.6%
California	5.0%	North Carolina	1.4%
Maryland	4.8%	Virginia	1.3%
Georgia	4.6%	Iowa	1.1%
Missouri	3.8%	District of Columbia	1.0%
New Jersey	3.5%	South Carolina	1.0%
Michigan	3.0%	Montana	0.8%
Indiana	2.9%	New Mexico	0.7%
Ohio	2.9%	Maine	0.4%
Nevada	2.7%	Massachusetts	0.4%
Louisiana	2.5%	North Dakota	0.2%
Washington	2.2%	Oklahoma	0.2%
Alabama	2.1%	Puerto Rico	0.2%
Oregon	2.1%	Non-state specific	0.2%
Wisconsin	2.0%
			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2007 (unaudited):

AAA	24.7%
AA	25.4%
A	15.8%
BBB	20.0%
NR	14.1%

100.0%

The following table shows the percent of total investments based on effective maturity as of May 31, 2007 (unaudited):

Less than 1 year	13.9%
1 to 3 year(s)	26.7%
3 to 5 years	17.2%
5 to 10 years	38.0%
10 to 20 years	4.2%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $308,197,854)	$308,172,547
Investments in affiliated money market fund, at value (cost $573,451)	573,451

Total investments	308,745,998
Receivable for Fund shares sold	37,722
Interest receivable	4,300,216
Prepaid expenses and other assets	21,050

Total assets	313,104,986

Liabilities
Dividends payable	780,342
Payable for securities purchased	3,000,000
Payable for Fund shares redeemed	341,999
Advisory fee payable	529
Due to other related parties	1,771
Accrued expenses and other liabilities	62,171

Total liabilities	4,186,812

Net assets	$308,918,174

Net assets represented by
Paid-in capital	$320,461,363
Overdistributed net investment income	(95,974)
Accumulated net realized losses on investments	(11,421,908)
Net unrealized losses on investments	(25,307)

Total net assets	$308,918,174

Net assets consists of
Class A	$41,512,398
Class B	6,569,573
Class C	8,346,932
Class I	252,489,271

Total net assets	$308,918,174

Shares outstanding (unlimited number of shares authorized)
Class A	4,202,550
Class B	665,078
Class C	845,016
Class I	25,560,909

Net asset value per share
Class A	$9.88
Class A — Offering price (based on sales charge of 2.25%)	$10.11
Class B	$9.88
Class C	$9.88
Class I	$9.88

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Interest	$14,852,990
Income from affiliate	119,752

Total investment income	14,972,742

Expenses
Advisory fee	1,422,822
Distribution Plan expenses
Class A	130,308
Class B	73,795
Class C	106,568
Administrative services fee	354,254
Transfer agent fees	72,698
Trustees’ fees and expenses	8,027
Printing and postage expenses	38,398
Custodian and accounting fees	105,248
Registration and filing fees	59,516
Professional fees	33,422
Other	12,018

Total expenses	2,417,074
Less: Expense reductions	(8,525)
Expense reimbursements	(43,436)

Net expenses	2,365,113

Net investment income	12,607,629

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,347,531)
Net change in unrealized gains or losses on investments	1,558,522

Net realized and unrealized gains or losses on investments	210,991

Net increase in net assets resulting from operations	$12,818,620

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,

	2007		2006

Operations
Net investment income		$12,607,629		$15,988,979
Net realized losses on investments		(1,347,531)		(2,193,439)
Net change in unrealized gains or losses
on investments		1,558,522		(5,598,812)

Net increase in net assets resulting from
operations		12,818,620		8,196,728

Distributions to shareholders from
Net investment income
Class A		(1,487,958)		(1,988,043)
Class B		(193,170)		(233,920)
Class C		(278,692)		(363,620)
Class I		(10,623,521)		(13,131,313)

Total distributions to shareholders		(12,583,341)		(15,716,896)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,170,689	11,617,921	2,212,271	22,018,691
Class B	2,364	23,338	45,244	447,161
Class C	51,288	508,000	97,400	966,495
Class I	3,213,837	31,874,690	5,688,262	56,481,370

		44,023,949		79,913,717

Net asset value of shares issued in
reinvestment of distributions
Class A	113,964	1,130,291	103,323	1,027,314
Class B	13,175	130,676	14,198	141,244
Class C	14,398	142,794	17,755	176,629
Class I	90,485	897,433	93,714	932,049

		2,301,194		2,277,236

Automatic conversion of Class B shares
to Class A shares
Class A	5,275	52,375	69,930	697,453
Class B	(5,275)	(52,375)	(69,930)	(697,453)

		0		0

Payment for shares redeemed
Class A	(1,798,545)	(17,823,892)	(4,425,839)	(43,879,219)
Class B	(156,562)	(1,553,345)	(473,133)	(4,708,527)
Class C	(505,171)	(5,007,438)	(703,666)	(6,994,248)
Class I	(13,084,622)	(129,701,078)	(14,266,450)	(141,724,393)

		(154,085,753)		(197,306,387)

Net decrease in net assets resulting from
capital share transactions		(107,760,610)		(115,115,434)

Total decrease in net assets		(107,525,331)		(122,635,602)
Net assets
Beginning of period		416,443,505		539,079,107

End of period	$ 308,918,174		$ 416,443,505

Overdistributed net investment income	$ (95,974)		$ (120,262)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

21

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $43,436.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and

22

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2007, EIS received $496 from the sale of Class A shares and $18,488 and $177 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $245,921,767 and $353,578,077, respectively, for the year ended May 31, 2007.

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $308,771,305. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,153,304 and $1,178,611, respectively, with a net unrealized depreciation of $25,307.

As of May 31, 2007, the Fund had $10,940,076 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013	2014	2015

$317,634	$2,886,072	$47,173	$934,887	$1,541,603	$648,180	$1,880,592	$2,683,935

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2007, the Fund incurred and will elect to defer post-October losses of $481,832.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended May 31, 2007, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

Capital Loss
Carryovers
Overdistributed		and
Exempt-Interest	Unrealized	Post-October
Income	Depreciation	Losses

$ 95,974	$ 25,307	$11,421,908

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2007	2006

Ordinary Income	$746	$2,815
Exempt-Interest Income	12,582,595	15,714,081

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended May 31, 2007, the Fund had no borrowings.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

24

NOTES TO FINANCIAL STATEMENTS continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

25

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Short-Intermediate Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Short-Intermediate Municipal Bond Fund as of May 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2007

27

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.99%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2008.

28

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

566602 rv4 07/2007

Evergreen Strategic Municipal Bond Fund

Evergreen

STRATEGIC MUNICIPAL BOND FUND

Annual Report
as of May 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
36	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
37	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the annual report for Evergreen Strategic Municipal Bond Fund covering the twelve-month period ended May 31, 2007.

The domestic fixed-income markets, including the municipal bond market, delivered moderate, positive returns during the twelve-month period. Interest rates, and therefore bond prices, showed relatively little volatility over most of the fiscal year as the economy’s growth appeared to decelerate and inflationary fears receded. The U.S. Federal Reserve Board, after repeatedly raising the fed funds rate in the preceding months in an effort to quell price pressures, hiked the key rate to 5.25% in June 2006. The nation’s central bank then left the influential short-term interest rate unchanged for the remainder of the period. Market interest rates on longer-maturity securities declined somewhat, which resulted in a flattening of the yield curve — a narrowing of the difference in yields between short-term and longer-maturity bonds — and better performance by securities with longer maturities. At the same time, the continued expansion of the economy encouraged investors to seek higher yields, while lower-quality, higher-yielding municipal securities tended to outperform high-grade bonds.

The trajectory of the economy’s growth showed clear signs of a deceleration as the fiscal year progressed. U.S. Gross Domestic Product grew by a rate of 3.3% during 2006 then decelerated to a rate of 0.7% for the first three months of 2007. Weakness in

1

LETTER TO SHAREHOLDERS continued

housing activity was the most visible evidence of a softening in the economy, but solid job growth, rising wages and increases in personal consumption and business investment helped sustain the positive momentum of economic activity. The growth in corporate profits showed few signs of moderation during the twelvemonth period, and equity markets produced healthy returns for the fiscal year, overcoming some periods of short-term volatility. Periodically interrupting the upward movement of stock prices were a variety of concerns, ranging from international geopolitical tensions to worries about a return to the “stagflation” that undermined growth a quarter century earlier.

During this period, Evergreen’s municipal bond fund managers analyzed the factors that influenced bond values, managing each portfolio within its investment universe in pursuit of both total return and yield. The portfolio managers of Evergreen Municipal Bond Fund, Evergreen Intermediate Municipal Bond Fund and Evergreen Short-Intermediate Municipal Bond Fund, for example, all extended their funds’ duration to capture the price appreciation potential as the yield curve flattened. At the same time, they sought selective opportunities among lower-rated, higher-yielding securities. The manager of Evergreen High Grade Municipal Bond Fund also extended the fund’s duration, while maintaining a focus on the high quality, insured municipal securities. The team managing the Evergreen Strategic Municipal Bond Fund, meanwhile, sought opportunities to increase yield without extending duration by placing greater emphasis on higher quality cushion bonds, which offer

2

LETTER TO SHAREHOLDERS continued

competitive yield, relatively stable prices and greater protection against the risks of rising interest rates.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Special Notice Regarding Tax Treatment of Municipal Bonds:

The U.S. Supreme Court has agreed to hear an appeal of a lower court decision generally invalidating a state’s ability to exempt the interest on bonds issued by the state and its political subdivisions from state income tax without similarly treating the interest on municipal bonds issued by other states and their respective political subdivisions. If the Supreme Court affirms the lower court’s decision, states and their political subdivisions currently providing this preferential tax treatment for their own municipal securities may decide to treat the interest on all municipal securities, including municipal securities held by the Fund, as taxable income at the state and local levels in response to the Court’s decision. That treatment may subject shareholders to increased state and local taxes and cause the value of municipal securities, including municipal securities held by the Fund, to be significantly and adversely affected.

3

FUND AT A GLANCE

as of May 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Stamper Capital & Investments, Inc.

Portfolio Manager:

• B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985
	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

Average annual return*

1-year with sales charge	-1.11%	-1.91%	2.09%	N/A

1-year w/o sales charge	3.86%	3.09%	3.09%	4.13%

5-year	2.29%	2.18%	2.55%	3.58%

10-year	3.50%	3.25%	3.25%	4.22%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes C and I prior to their inception is based on the performance of Class B, the original class offered by the fund’s predecessor fund, Davis Tax-Free High Income Fund, Inc. The historical returns for Class I reflect the 1.00% 12b-1 fee in effect for Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 3.86% for the twelve-month period ended May 31, 2007, excluding any applicable sales charges. During the same period, the LBMBI returned 4.84%.

The fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.

The fund finished in the top 2% of the 131 funds in the Morningstar Municipal Short-Term Fund category during the twelvemonth period ended May 31, 2007. The fund trailed the return of the LBMBI for the fiscal year, but the fund’s conservative positioning added to results and helped the fund outperform its benchmark in the final five months of the period.

The municipal bond market saw significant fluctuations in yields and prices over the twelve-month period, with yields falling and prices rising in the first half of the period, while yields rose and prices fell in the second half of the fiscal year. For the twelve-month period, longer-duration portfolios tended to do well, although with greater price volatility. To reduce price risk, we maintained a short duration throughout the fiscal year, which helped performance. To gain extra income, we maintained a significant exposure to higher-quality cushion bonds, which are securities that offer yields of longer-maturity bonds, but with short-term calls. They tend to offer more price stability and greater protection than traditional bonds against the risk of rising interest rates.

One factor holding back performance relative to the index was our focus on higher-quality tiers of the municipal market. Average credit quality was AA+ throughout the twelve-month period. While higher-quality bonds underperformed for the period, we believed this emphasis on higher-quality securities was appropriate because of the risk that values of lower-quality bonds might weaken as economic growth slowed.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

All data is as of May 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2006 to May 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2006	5/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,015.93	$5.03
Class B	$ 1,000.00	$ 1,012.14	$8.78
Class C	$ 1,000.00	$ 1,012.15	$8.78
Class I	$ 1,000.00	$ 1,017.19	$3.77
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.95	$5.04
Class B	$ 1,000.00	$ 1,016.21	$8.80
Class C	$ 1,000.00	$ 1,016.21	$8.80
Class I	$ 1,000.00	$ 1,021.19	$3.78

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.00% for Class A, 1.75% for Class B, 1.75% for Class C and 0.75% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Income from investment operations
Net investment income (loss)	0.32	0.25	0.23	0.24	0.31
Net realized and unrealized gains or losses on investments	0.01	0.01	0.09	(0.07)	0.02
Total from investment operations	0.33	0.26	0.32	0.17	0.33

Distributions to shareholders from
Net investment income	(0.30)	(0.25)	(0.23)	(0.24)	(0.31)

Net asset value, end of period	$ 8.78	$ 8.75	$ 8.74	$ 8.65	$ 8.72

Total return[1]	3.86%	2.99%	3.74%	1.97%	3.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$286,672	$356,937	$449,312	$462,748	$514,377
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.00%	0.98%	1.01%	0.99%	0.96%
Expenses excluding waivers/reimbursements and expense reductions	1.05%	1.03%	1.02%	0.99%	0.98%
Net investment income (loss)	3.60%	2.86%	2.64%	2.76%	3.53%
Portfolio turnover rate	55%	65%	63%	76%	68%

1 Excluding applicable sales charges

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.73	$ 8.72	$ 8.63	$ 8.70	$ 8.68

Income from investment operations
Net investment income (loss)	0.25[1]	0.18	0.17[1]	0.17	0.25
Net realized and unrealized gains or losses on investments	0.02	0.02	0.09	(0.06)	0.02
Total from investment operations	0.27	0.20	0.26	0.11	0.27

Distributions to shareholders from
Net investment income	(0.24)	(0.19)	(0.17)	(0.18)	(0.25)

Net asset value, end of period	$ 8.76	$ 8.73	$ 8.72	$ 8.63	$ 8.70

Total return[2]	3.09%	2.27%	3.02%	1.25%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,158	$104,034	$141,000	$196,346	$238,399
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%	1.72%	1.72%	1.69%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.75%	1.72%	1.72%	1.69%	1.72%
Net investment income (loss)	2.85%	2.11%	1.92%	2.06%	2.80%
Portfolio turnover rate	55%	65%	63%	76%	68%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.78	$ 8.77	$ 8.68	$ 8.75	$ 8.73

Income from investment operations
Net investment income (loss)	0.25	0.19	0.17	0.18	0.25
Net realized and unrealized gains or losses on investments	0.02	0.01	0.09	(0.07)	0.02
Total from investment operations	0.27	0.20	0.26	0.11	0.27

Distributions to shareholders from

Net investment income	(0.24)	(0.19)	(0.17)	(0.18)	(0.25)

Net asset value, end of period	$ 8.81	$ 8.78	$ 8.77	$ 8.68	$ 8.75

Total return[1]	3.09%	2.27%	3.02%	1.26%	3.11%

Ratios and supplemental data
Net assets, end of period (thousands)	$93,474	$120,178	$165,623	$214,097	$240,631
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.75%	1.72%	1.72%	1.69%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.75%	1.72%	1.72%	1.69%	1.72%
Net investment income (loss)	2.85%	2.11%	1.92%	2.06%	2.75%
Portfolio turnover rate	55%	65%	63%	76%	68%

1 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70

Income from investment operations
Net investment income (loss)	0.34	0.27	0.25	0.27	0.33
Net realized and unrealized gains or losses on investments	0.02	0.01	0.10	(0.07)	0.02
Total from investment operations	0.36	0.28	0.35	0.20	0.35
Distributions to shareholders from
Net investment income	(0.33)	(0.27)	(0.26)	(0.27)	(0.33)

Net asset value, end of period	$ 8.78	$ 8.75	$ 8.74	$ 8.65	$ 8.72

Total return	4.13%	3.30%	4.06%	2.27%	4.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$48,449	$37,794	$25,322	$10,814	$10,623
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.75%	0.72%	0.72%	0.69%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.75%	0.72%	0.72%	0.69%	0.72%
Net investment income (loss)	3.86%	3.09%	2.94%	3.06%	3.70%
Portfolio turnover rate	55%	65%	63%	76%	68%

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 96.3%
AIRPORT 15.2%
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	$1,730,000	$1,773,544
Chicago, IL Midway Arpt. RB:
Ser. A, 5.30%, 01/01/2008	1,000,000	1,007,390
Ser. B, 5.625%, 01/01/2029	175,000	176,934
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A:
5.50%, 01/01/2016	9,260,000	9,449,274
5.60%, 01/01/2010	2,000,000	2,019,460
5.625%, 01/01/2012	3,000,000	3,029,610
5.625%, 01/01/2013	1,000,000	1,009,870
5.625%, 01/01/2015	5,300,000	5,352,311
Dade Cnty., FL Aviation RB, Ser. A:
5.75%, 10/01/2015	2,000,000	2,042,580
5.75%, 10/01/2018	100,000	102,022
5.75%, 10/01/2026	440,000	448,897
Dade Cnty., FL Aviation RRB, Miami Intl. Arpt., Ser. A, 5.375%, 10/01/2009	590,000	598,242
Dallas Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.00%, 11/01/2035	2,095,000	2,106,292
Ser. B, 5.00%, 11/01/2035	250,000	252,253
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 5.00%, 11/15/2031	895,000	900,844
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,184,169
Ser. B, 5.25%, 07/01/2014	350,000	358,085
Sub Lien:
Ser. A, 6.00%, 07/01/2012	3,960,000	4,081,374
Ser. B:
5.00%, 07/01/2025	190,000	190,847
5.25%, 07/01/2015	1,250,000	1,278,875
Kenton Cnty., KY Arpt. Board RB, 6.30%, 03/01/2015	1,500,000	1,532,670
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	778,920
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,530,601
5.25%, 09/01/2012	1,535,000	1,587,482
5.25%, 09/01/2013	1,610,000	1,665,400
5.75%, 09/01/2016	4,325,000	4,418,290
Ser. A:
5.50%, 09/01/2007, (Insd. by MBIA)	100,000	100,436
5.875%, 09/01/2023	5,615,000	5,736,733
6.00%, 09/01/2021	2,700,000	2,820,582
Massachusetts Port Auth. Spl. Facs. RB, Delta Air Lines, Inc. Proj., Ser A, 5.00%,
01/01/2027	360,000	366,919
Orlando, FL Greater Orlando Aviation Auth. RB, Arpt. Facs. Proj., 5.25%,
10/01/2023	135,000	136,778
Pensacola, FL Arpt. RB, Ser. B, 5.40%, 10/01/2007	140,000	140,679

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
AIRPORT continued
Phoenix, AZ Civic Impt. Corp. Arpt. RB, AMT:
5.50%, 07/01/2010, (Insd. by FGIC)	$450,000	$450,563
5.625%, 07/01/2013, (Insd. by FGIC)	750,000	751,013
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Air Terminal, LLC,
6.25%, 12/01/2009	7,500,000	7,906,275
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,759,107
Wayne Charter Cnty., MI Arpt. RB, Ser. A, 5.00%, 12/01/2022	3,015,000	3,073,190

		77,118,511

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%,
03/01/2011	120,000	120,712
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	865,000	1,005,268
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.15%, 05/15/2029	100,000	100,000
Clarksville, IN RRB, SAVRS, Retirement Hsg. Foundation, 4.08%, 12/01/2025	4,150,000	4,150,000
Crossville, TN Hlth. & Ed. Board RRB, Century Place Hlth. Ctr. Proj., Ser. A, 7.75%,
06/01/2013	500,000	500,790
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%,
02/15/2025	385,000	385,520
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.08%, 12/01/2028	950,000	950,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	10,000	10,026
Michigan Hosp. Fin. Auth. RRB, Presbyterian Village, 3.75%, 11/15/2007	300,000	299,106
New York Dorm. Auth. Mtge. RB, Shorefront Jewish Geriatric Ctr., Inc., 4.00%,
02/01/2012	155,000	154,802
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,845
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	2,180,000	2,411,559
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 - +	1,000,000	451,300

		11,039,928

EDUCATION 6.0%
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	150,000	150,410
California Edl. Facs. Auth. RB:
College & Univ. Proj., 5.50%, 03/01/2011	440,000	449,372
College of Osteopathic Medicine, 5.75%, 06/01/2018	1,715,000	1,717,830
California Pub. Works RB, California State Univ.:
Proj. A, 5.25%, 12/01/2013	100,000	100,101
Ser. C:
5.25%, 10/01/2013	100,000	102,431
5.40%, 10/01/2022	200,000	204,916
Various Cmnty. College, Proj. A, 5.375%, 03/01/2010	150,000	151,698
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007, (Insd. by BIG)	25,000	25,063
Connecticut Hlth. & Edl. Facs. Auth. RRB, Choate Rosemary Hall, Ser. B, 5.00%,
07/01/2014	125,000	126,364
District of Columbia American Med. Colleges RRB, Ser. A, 5.375%, 02/15/2017	4,200,000	4,296,306
Florida Agricultural & Mechanical Univ. RB, 6.50%, 07/01/2023	445,000	449,227
Florida Board of Ed. Capital Outlay Pub. Ed. GO, Ser. B, 4.75%, 06/01/2021	10,000,000	10,050,400

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	$1,360,000	$1,377,286
Kane Cnty., IL Sch. Dist. No. 129 Aurora West Side GO, 5.50%, 02/01/2011	300,000	303,330
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 (n)	22,055,000	5,886,479
Massachusetts Edl. Fin. Auth. RB:
4.875%, 01/01/2011	405,000	410,144
Ser. E, 4.50%, 01/01/2009	920,000	919,549
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 (n)	5,000	2,591
Multnomah Cnty., OR Edl. Facs. RRB, Univ. of Portland Proj., 5.00%, 04/01/2011	1,150,000	1,173,747
Northern State Univ. Hsg. & Auxiliary Facs. RB, 4.90%, 04/01/2019	315,000	317,633
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%,
10/01/2030	205,000	215,701
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame Proj., 5.25%, 03/01/2021	1,000,000	1,009,880
Turlock, CA Auxiliary Organization RB, California State Univ., Stanislaus
Foundation, 5.875%, 06/01/2022	360,000	366,995
University of Washington RB, Revenue Dept. of Intercollegiate Athletics, 5.00%,
06/01/2012	250,000	250,235
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007,
(Insd. by FSA)	500,000	501,930

		30,559,618

ELECTRIC REVENUE 0.2%
Redding, CA Joint Powers Fin. Auth. Elec. Sys. RB, Ser. A, 5.25%, 06/01/2015	500,000	505,610
York Cnty., NE Rural Pub. Power Dist. Elec. Sys. RRB, 4.75%, 01/01/2010	285,000	285,194

		790,804

GENERAL OBLIGATION - LOCAL 8.9%
Ames, IA GO, Ser. A, 4.20%, 06/01/2007	100,000	100,000
Anchorage, AK GO, Ser. B, 5.125%, 10/01/2007	225,000	225,236
Bartlett, IL Park Dist. GO, 4.375%, 12/15/2010	275,000	275,107
Belchertown, MA GO, 5.00%, 02/15/2012	560,000	564,682
Beloit, WI Sch. Dist. Refunding GO, 5.00%, 10/01/2012	200,000	200,776
Bernalillo, NM Municipal Sch. Dist. No. 1 GO, 5.40%, 08/01/2008	150,000	150,186
Charlotte, NC Refunding GO, 5.25%, 02/01/2016	5,755,000	5,924,082
Chicago, IL Board of Ed. Sch. Reform GO, Ser. A, 5.25%, 12/01/2027	4,000,000	4,101,920
Commerce, TX Independent Sch. Dist. Refunding GO, 5.00%, 08/15/2022	295,000	298,086
Detroit, MI Refunding GO, Ser. B, 5.375%, 04/01/2012	2,000,000	2,022,420
District of Columbia GO, Ser. 2005A, 5.25%, 06/01/2027, (Insd. by MBIA)	2,240,000	2,286,906
East Side High Sch. Dist. of California, Santa Clara Cnty. Refunding GO, Ser. E,
5.00%, 09/01/2022	2,655,000	2,662,434
Everett, WA GO, 5.05%, 09/01/2010	270,000	270,810
Fort Bend, TX Independent Sch. Dist. Refunding GO, Independent Sch. Dist.,
5.375%, 02/15/2024	7,000,000	7,152,110
Grapevine, TX GO, 5.25%, 02/15/2014	2,860,000	2,863,260
Harris Cnty., TX Muni. Util. Dist. Waterworks & Sewer Sys. GO, 5.00%,
03/01/2017	185,000	185,359
Harris Cnty., TX Refunding GO, 5.00%, 10/01/2015	200,000	200,776
Hutchinson, MN Med. Facs. Refunding GO, Ser. B, 4.65%, 04/01/2009	175,000	175,112

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Itasca, IL GO, 4.30%, 12/15/2012	$150,000	$150,045
Jefferson Cnty., MT Sch. Dist. No. 1 Refunding GO:
4.00%, 06/15/2008	170,000	170,036
4.10%, 06/15/2010	230,000	230,053
Kingsbridge, TX Muni. Util. Dist. Refunding GO, 5.30%, 03/01/2008	1,000,000	1,001,120
Leander, TX Independent Sch. Dist. RRB, 0.00%, 08/15/2024 (n)	200,000	77,390
Mentor, OH GO, 7.15%, 12/01/2011	270,000	274,393
Nashua, NH Refunding GO, 5.25%, 11/01/2008	905,000	914,892
New York, NY GO:
Ser. A, 6.25%, 08/01/2009	2,895,000	2,943,578
Ser. A1, 5.75%, 08/01/2014	75,000	75,109
Ser. B:
5.60%, 08/15/2007	465,000	466,669
5.625%, 08/15/2009	1,110,000	1,114,129
Ser. D, 5.50%, 08/01/2010	250,000	253,112
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	25,000	25,484
Ser. H, 6.00%, 08/01/2010	200,000	202,644
Ser. I, 6.00%, 04/15/2012, (Insd. by FSA)	290,000	293,399
New York, NY Refunding GO, Ser. D, 5.875%, 11/01/2011	495,000	503,163
North Pennsylvania Sch. Dist. GO, 5.25%, 09/01/2007	770,000	770,793
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks &
Sewer, 5.30%, 10/01/2011	150,000	150,177
Orleans Parish, LA Parishwide Sch. Dist. GO:
5.00%, 09/01/2020	250,000	250,122
Ser. A:
4.85%, 09/01/2010	605,000	608,860
5.00%, 09/01/2012	250,000	251,752
5.125%, 09/01/2018	100,000	100,627
Pima Cnty., AZ GO, Cmnty. College Dist. Proj. of 1995, Ser. B, 4.60%,
07/01/2008	325,000	325,175
Portland, ME GO, 5.40%, 06/01/2015	590,000	590,743
Reno, NV Refunding GO, Ser. B, 4.90%, 05/01/2008	300,000	300,270
Renton, WA Refunding GO, Ser. A, 5.20%, 02/01/2009	70,000	70,071
San Francisco, CA GO, Ser. 1, 5.00%, 06/15/2011	1,000,000	1,021,500
Santa Clara Cnty., CA Refunding GO, East Side High Sch. Dist., 4.20%,
09/01/2009	175,000	175,228
Snohomish & Island Cnty., WA Refunding GO, St. Anwood Sch. Dist. No. 401,
4.75%, 12/01/2007	725,000	725,558
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,011,110
Western Brown, OH Local Sch. GO, 5.00%, 12/01/2020	270,000	276,861
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,447

		45,283,772

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 3.2%
California GO, 6.25%, 10/01/2019	$15,000	$15,123
Connecticut GO, 5.65%, 03/15/2012	270,000	270,394
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,000
Guam Govt. GO, Ser. A, 5.20%, 11/15/2008, (Insd. by MBIA & Radian Group, Inc.)	300,000	300,336
Illinois GO:
5.125%, 12/01/2013	3,325,000	3,345,050
5.50%, 07/01/2011	145,000	145,194
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,005,340
Texas GO, Water Dev.:
Ser. A, B & C, 5.50%, 08/01/2016	250,000	250,682
Ser. D, 5.00%, 08/01/2019	5,910,000	5,920,402
Washington Refunding GO, Ser. R-98A:
5.00%, 07/01/2012	2,490,000	2,492,341
5.00%, 07/01/2014	1,250,000	1,251,175
5.00%, 07/01/2015	475,000	475,446
Wisconsin Refunding GO, Veteran Hsg., Ser. 2, 6.10%, 05/01/2014	450,000	450,679

		16,327,162

HOSPITAL 10.2%
Abilene, TX Hlth. Facs. Dev. Corp. Hosp. RRB, Hendrick Med. Ctr., 6.00%,
09/01/2013	500,000	502,400
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth. Sys.,
9.25%, 11/15/2030	2,000,000	2,374,140
Butler Cnty., PA Hosp. Auth. RRB, Butler Mem. Hosp., Ser. A, 5.25%, 07/01/2012	125,000	125,125
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	105,000	105,231
Chatham Cnty., GA Hosp Auth. RRB, Hosp. Mem. Med. Ctr., Ser. A, 5.70%,
01/01/2019	125,000	127,669
Colorado Hlth. Facs. Auth. RB, Sisters of Charity Hlth. Care Sys., 5.25%,
05/15/2014	20,000	20,020
Connecticut Hlth. & Edl. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,398
New Britain Gen. Hosp., Ser. B, 6.00%, 07/01/2024	275,000	279,447
Stamford Hosp., Ser. F, 5.40%, 07/01/2009	1,500,000	1,525,605
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	889,283
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,334
Harris Cnty, TX Hlth. Facs. RRB, Hermann Mem. Hosp. Sys. Proj., 5.25%,
06/01/2027	4,490,000	4,579,575
Illinois Hlth. Facs. Auth. RB:
Rockford Hlth. Sys., 5.125%, 08/15/2015	175,000	176,873
Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	961,733
Sinai Hlth. Sys., 5.15%, 02/15/2037	3,000,000	3,102,060
Indiana Hlth. Facs. Fin. Auth. Hosp. RRB:
Holy Cross Hlth. Sys. Corp., 5.00%, 12/01/2018	2,710,000	2,758,509
King’s Daughters’ Hosp., 5.35%, 02/15/2009	310,000	317,015
Jacksonville, FL Hlth. Facs. Auth. RB, Charity Obl. Group, Ser. A, 5.00%,
08/15/2010	650,000	657,748

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard’s
Hosp., Inc., 5.90%, 07/01/2016, (Insd. by AMBAC)	$1,950,000	$1,990,443
Lakeland, FL Hosp. Sys. RRB, Lakeland Regl. Med. Ctr., 5.00%, 11/15/2022	120,000	121,482
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	408,151
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl.:
5.75%, 11/15/2009	2,500,000	2,553,475
5.75%, 11/15/2011	750,000	766,043
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%,
07/01/2022	85,000	85,071
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,430,000	1,434,061
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A, 5.10%,
07/01/2010	2,510,000	2,537,585
Minneapolis & St. Paul, MN Hsg. & Redev. Auth. RRB, Hlth. Care, Ser. A, 4.75%,
11/15/2018	2,245,000	2,246,280
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	195,000	195,043
New Jersey Hlth. Care Facs. RB, St. Joseph’s Hosp. & Med. Ctr., 5.75%,
07/01/2016	3,390,000	3,448,545
Oklahoma Indl. Auth. Hlth. Sys. RRB:
Integris Baptist, 5.00%, 08/15/2014	2,000,000	2,024,140
Ser. A, 6.00%, 08/15/2018	1,725,000	1,809,835
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%,
08/01/2023	485,000	546,789
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,250,000	3,284,450
Tarrant Cnty., TX Hlth. Facs. Dev. Corp. RB, Texas Hlth. Resources Sys., Ser. A:
5.25%, 02/15/2022	6,600,000	6,797,934
5.75%, 02/15/2011	630,000	651,061
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	805,000	804,589
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Aurora Hlth. Care., Inc.:
5.25%, 08/15/2017	1,000,000	1,021,980
5.25%, 08/15/2027	110,000	112,430

		51,742,552

HOUSING 14.6%
Alaska Hsg. Fin. Corp. RB, Ser. A, 6.00%, 06/01/2027	865,000	882,300
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	380,000	382,649
Arkansas Dev. Fin. Auth. SFHRB, Ser. G, 5.20%, 01/01/2011	555,000	555,216
Atlanta, GA Hsg. Auth. MHRB, Village at Castleberry Proj., 4.60%, 02/20/2009	415,000	415,668
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 (n)	1,730,000	371,223
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	4,615,000	5,052,594
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	210,000	151,878
Calcasieu Parish, LA Pub. Auth. RRB, Ser. A, 5.55%, 04/01/2012	375,000	383,666
California Hsg. Fin. Agcy. MHRB, Ser. A:
5.05%, 08/01/2011	100,000	102,487
5.95%, 08/01/2028	140,000	142,010
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	355,000	364,791
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	335,000	332,946

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Colorado HFA SFHRB:
0.00%, 11/01/2029 (n)	$2,130,000	$619,042
Ser. B-2, 7.00%, 05/01/2026	80,000	81,982
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	705,000	712,537
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	590,000	607,995
Delaware Hsg. Auth. SFHRB, Ser. A, 6.00%, 07/01/2018	160,000	162,517
District of Columbia HFA RB:
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	92,500	92,706
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	355,522
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) (n)	5,545,000	1,380,594
0.00%, 07/01/2030, (Insd. by FSA) (n)	3,190,000	659,820
Florida Oceanside Hsg. Dev. Corp. MHRRB, Ser. A, 6.875%, 02/01/2020	225,000	225,333
Franklin Cnty., OH MHRB, Tuttle Park Proj., Ser. A, 6.50%, 03/01/2026	485,000	509,609
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,240,764
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	331,444
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	135,000	135,130
Ser. F2, 5.70%, 07/01/2010	215,000	216,305
Indiana HFA SFHRRB, Ser. A, 6.80%, 01/01/2017	515,000	526,984
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by
GNMA)	40,000	40,612
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	719,691
Los Angeles, CA MHRB, Earthquake Rehabilitation Proj., Ser. B, 5.85%,
12/01/2027	980,000	986,105
Louisiana HFA SFHRB, AMT:
6.30%, 12/01/2019	245,000	247,239
6.30%, 06/01/2020	615,000	620,621
Ser. B-2, 5.55%, 06/01/2019	810,000	814,431
Ser. C-1, 5.60%, 12/01/2017	825,000	829,719
Louisiana Hsg. Fin. Agcy. SFHRB, Home Owner, Ser. C-2, 5.55%, 06/01/2035	355,000	361,610
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,421,169
Maryland Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	455,008
Ser. D, 5.375%, 09/01/2024	500,000	509,630
Massachusetts Hsg. Fin. Agcy. RB, Ser. B, 5.40%, 12/01/2028	360,000	368,640
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RB, Ser. C, 5.625%, 07/01/2040	280,000	283,069
Massachusetts Hsg. Fin. Agcy. Rental Mtge. RRB, Ser. H, 6.65%, 07/01/2041	1,980,000	2,096,523
Meridian, MS Hsg. Auth. RB, Ser. A, 5.00%, 09/01/2025	1,000,000	1,012,740
Missouri Hsg. Dev. Cmnty. MHRB, Ser. IA, 5.375%, 01/01/2033	200,000	203,506
Missouri Hsg. Dev. Commission RRB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) (n)	360,000	251,881
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	118,043
New Hampshire HFA SFHRB:
AMT Mtge. Acquisition, Ser. B, 4.85%, 07/01/2015	450,000	460,314
Mtge. Acquisition, Ser. E, 4.65%, 07/01/2014	360,000	364,993
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 4.85%, 11/01/2008	75,000	75,946

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%,
07/01/2018	$60,000	$60,991
New York Mtge. Agcy. RB:
Ser. 67, 5.80%, 10/01/2028	20,315,000	20,462,081
Ser. 82, 5.10%, 04/01/2022	5,000	5,018
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	400,000	406,852
North Dakota HFA RB, 4.20%, 07/01/2011	520,000	520,874
Ohio HFA RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	155,000	156,176
Ohio HFA SFHRB, 0.00%, 01/15/2015 (n)	25,000	12,306
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 (n)	635,000	148,463
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. L, 5.90%, 07/01/2031	2,390,000	2,484,955
Palm Beach Cnty., FL HFA MHRB, Pinnacle Palms Apts., Proj. A, 5.75%,
07/01/2041	70,000	71,992
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	235,000	236,168
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 (n)	250,000	71,628
Ser. 68-A, 6.05%, 10/01/2028	3,450,000	3,477,669
Ser. 70-A, 4.90%, 10/01/2010	400,000	406,132
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,825,000	6,172,927
Pinellas Cnty., FL HFA SFHRB, 6.25%, 10/01/2025	5,000	5,043
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,527
San Antonio, TX Hsg. Fin. Corp. RB:
Eagle’s Nest Apts. Proj., 4.50%, 12/15/2008	350,000	349,489
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	420,000	419,383
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RRB, 6.85%, 07/01/2024,
(Insd. by MBIA)	3,000,000	3,100,620
Sedgwick & Shawnee Cnty., KS SFHRB, Proj. A1, 0.00%, 12/01/2029 (n)	785,000	227,265
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	203,640
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) (n)	475,000	119,173
Tennessee Hsg. Dev. Agcy. RB, 4.95%, 07/01/2007	1,000,000	1,000,700
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	205,000	212,364
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	400,528
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	955,000	972,830

		73,967,996

INDUSTRIAL DEVELOPMENT REVENUE 6.6%
Alabama Water PCRB, Ser. B, 5.375%, 08/15/2010	450,000	452,309
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%,
01/01/2014	1,165,000	1,209,841
Arkansas EDFA RB, Ser. B, 5.80%, 12/01/2020	500,000	509,240
Connecticut Dev. Auth. Water Facs. RB, Bridgeport Hydrolic Proj, 6.00%,
09/01/2036	100,000	102,156
Kentwood, MI Econ. Dev. Corp. RB Holland Home, Ser. A:
4.125%, 11/15/2007	250,000	249,818
4.25%, 11/15/2008	250,000	249,750
4.30%, 11/15/2009	300,000	299,511

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	$190,000	$190,000
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%,
05/01/2032, (Insd. by MBIA)	200,000	201,676
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	790,000	770,684
New York Env. Facs. Corp. PCRRB, 5.50%, 06/15/2009	595,000	601,313
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	420,000	420,592
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,115,560
West Penn Power Co., 6.15%, 05/01/2015	10,000,000	10,288,900
Red River Auth., Texas PCRB, Southwestern Pub., 5.20%, 07/01/2011	250,000	256,598
South Dakota EDFA RB, 4.95%, 04/01/2009	215,000	216,292
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	159,332
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	170,018
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease Ogden Martin, Ser. A,
5.375%, 06/01/2012	8,995,000	9,205,123
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,526,524
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	440,968

		33,636,205

LEASE 1.5%
Denver, CO City & Cnty. Sch. District 1 Refunding COP, Denver Sch. Facs. Leasing
Corp., 5.60%, 12/15/2009	665,000	665,944
Golden Valley, CA Unified Sch. Dist. COP, 5.35%, 07/01/2027	2,250,000	2,280,645
Philadelphia, PA Indl. Dev. Lease Auth. RB, City of Philadelphia Proj., Ser. A,
5.375%, 02/15/2027	2,975,000	3,037,535
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) (n)	1,500,000	1,001,295
City Justice Ctr., 5.40%, 02/15/2012	375,000	379,166

		7,364,585

MISCELLANEOUS REVENUE 5.0%
Alaska Indl. Dev. & Export Auth. RRB, Ser. A, 5.25%, 04/01/2023	155,000	157,753
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, West Penn Hospital Dev. Hlth. Sys.,
Ser. A, 5.00%, 11/15/2012 #	1,935,000	1,963,909
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,093,845
California Statewide CDA RB, SAVRS, 3.95%, 05/15/2029	1,450,000	1,450,000
Crossings at Fleming Island CDD Florida RB, Ser. A, 5.60%, 05/01/2012	1,445,000	1,526,975
Delaware Cnty., IN RRB, Edit Corp. Lease Rental, 5.00%, 12/01/2012	295,000	299,658
Delaware Hlth. Facs. Auth. RRB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2007	460,000	460,000
Fort Payne, AL Pub. Bldg. RB, 6.05%, 10/01/2016	160,000	167,542
Gulf Breeze, FL Local Govt. RB, 4.50%, 12/15/2020	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	5,225,000	6,134,411
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,594
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	290,000	295,032
New Jersey Bldg. Auth. RRB, 5.125%, 06/15/2016	500,000	510,475
New York Dorm. Auth. RB, 5.75%, 08/15/2022	50,000	51,083

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
New York, NY GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	$2,650,000	$2,699,475
New York, NY Local Govt. RRB, Ser. A, 5.50%, 04/01/2014	950,000	969,941
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%,
01/01/2019	2,520,000	2,593,710
Riverside, VA Regl. Jail Auth. RB, 5.625%, 07/01/2007	155,000	155,226
West Virginia Sch. Bldg. Auth. RRB, Capital Impt., Ser. B, 5.40%, 07/01/2017	100,000	102,120
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,246,332

		25,418,081

PORT AUTHORITY 0.7%
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,310,986
Port Auth. of New York & New Jersey RB:
Ser. 108, 5.40%, 07/15/2011	500,000	505,565
Ser. 109:
5.375%, 07/15/2012	200,000	202,202
5.375%, 01/15/2032	500,000	505,530
Ser. B, 6.00%, 07/15/2008	200,000	202,298

		3,726,581

POWER 1.0%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023,
(Insd. by MBIA)	365,000	367,033
M-S-R Pub. Power Agcy. RB, California San Juan Proj., Ser. B, 6.00%, 07/01/2022	605,000	629,031
North Carolina Muni. Power Agcy. Catawba Elec. RRB, Ser. A, 5.125%,
01/01/2017	1,000,000	1,019,830
Utah Intermountain Power Agcy. RRB:
Ser. A, 5.25%, 07/01/2015	1,470,000	1,504,589
Ser. B, 5.75%, 07/01/2019	170,000	173,663
Washington Pub. Power Supply Sys. RRB, Nuclear Proj. No. 3, Ser. A, 5.10%,
07/01/2010	1,000,000	1,020,960
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	412,124

		5,127,230

PRE-REFUNDED 10.7%
Alameda Cnty., CA Refunding COP, Santa Rita Jail Proj., 5.00%, 12/01/2015	100,000	102,382
California CDA COP, Kaiser Permanente, 5.30%, 12/01/2015	1,330,000	1,372,094
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,059
Connecticut Resource Recovery Auth. RRB, Ser. A:
5.50%, 11/15/2011	4,110,000	4,197,954
5.50%, 11/15/2012	4,035,000	4,121,349
District of Columbia Hosp. RRB, Medlantic Hlth. Care, Group A, 5.375%,
08/15/2015	8,600,000	8,797,479
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,407,392
Hamal CDD, Florida RB, 6.20%, 05/01/2015	460,000	486,855
Hollister, CA, Fin. Auth. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	1,255,000	1,255,000
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	920,000	930,212

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Los Angeles, CA Cmnty. Redev. Agcy. RB:
Ser. G, 6.75%, 07/01/2010	$250,000	$253,528
Tax Allocation, Ser. G, 6.75%, 07/01/2010	680,000	681,632
Los Angeles, CA RRB, Dept. of Water & Power:
5.00%, 10/15/2016	315,000	323,883
5.00%, 10/15/2017	175,000	179,816
Louisiana Pub. Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,023,120
Louisiana Pub. Facs. Auth. RRB, Alton Ochsner Med. Foundation, 5.75%,
05/15/2011	80,000	81,509
Maricopa Cnty., AZ IDRB, 6.625%, 07/01/2026	2,500,000	2,530,775
Montana Board of Investment RB, Workers’ Compensation Program, 6.875%,
06/01/2011	2,800,000	2,901,584
Montgomery, AL Spl. Care Facs. Fin. Auth. RB, Baptist Med. Ctr., Ser. C, 5.375%,
09/01/2016	3,900,000	3,992,196
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) (n)	2,200,000	1,208,944
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	400,000	405,372
Oklahoma Auth. Hlth. Sys. RB, Baptist Center, Ser. C, 6.375%, 08/15/2009	2,500,000	2,561,650
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	172,750
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	336,544
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 (n)	45,000	42,904
Perris, CA SFHRB, Ser. A, 0.00%, 06/01/2023 (n)	250,000	116,860
Pomona, CA RB, Unified Sch. Dist., Ser. C, 6.00%, 08/01/2025	500,000	522,360
San Antonio, TX Elec. & Gas RRB, Ser. 2000:
5.00%, 02/01/2017	100,000	105,697
6.00%, 02/01/2008	100,000	101,462
Santa Barbara, CA COP, Fact Retirement Svcs., 5.85%, 08/01/2015	325,000	332,046
Santa Clara Cnty., CA East Side Unified Sch. Dist. RB, Ser. E, 5.00%, 09/01/2023	5,400,000	5,415,120
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	585,000	585,626
St. Paul, MN Hsg. Redev. Auth. RRB, Tax Increment Downtown & Seventh Place
Proj., 5.40%, 09/01/2008	150,000	150,846
Stockton, CA Hsg. Facs. RB, O’Conner Woods Proj. A, 5.20%, 03/20/2009	325,000	325,409
University of Texas RRB, 6.50%, 08/15/2007	1,760,000	1,769,522
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,412,314
West Contra Costa, CA Unified Sch. Dist. RB, Ser. D, 4.875%, 08/01/2011	200,000	202,354
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	410,000	411,054
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	141,918
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%,
07/01/2022, (Insd. by MBIA & FHA)	1,740,000	2,086,051

		54,065,622

PUBLIC FACILITIES 0.6%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014	600,000	601,926
San Francisco, CA City & Cnty. Redev. Agcy. Hotel RB, 6.50%, 07/01/2008	600,000	601,338
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	425,306
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,351,701

		2,980,271

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY 0.7%
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%,
01/01/2008, (Insd. by AMBAC)	$500,000	$503,555
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	930,000	949,790
5.50%, 11/15/2012	920,000	939,578
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	228,710
5.50%, 10/01/2013	300,000	304,596
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,125
Pasco Cnty., FL Solid Waste RB, Ser. B, 5.25%, 04/01/2009	100,000	100,731

		3,292,085

SALES TAX 0.5%
Danville, IN Cmnty. Elementary Sch. Bldg. Corp. RRB, 5.00%, 07/05/2009	520,000	520,489
Metropolitan Pier & Expo. Auth. RB:
Illinois Dedicated State Tax:
5.125%, 06/01/2012	1,000,000	1,011,010
5.50%, 06/01/2011	500,000	500,670
McCormick Plan Expense Proj., Ser. A, 5.25%, 06/15/2027	110,000	111,194
San Francisco, CA City & Cnty. Fin. Auth. Tax Allocation RRB, Redev. Proj., Ser. B,
4.75%, 08/01/2017	275,000	275,146
Santa Margarita & Dana Point, California Auth. RB, Ser. A, 5.50%, 08/01/2012	200,000	204,526

		2,623,035

SPECIAL TAX 0.2%
Dade Cnty., FL Guaranteed Entitlement RRB, Ser A:
0.00%, 02/01/2013 (n)	200,000	147,068
0.00%, 02/01/2018 (n)	790,000	424,712
New Mexico Severance Tax RRB, Ser. A, 5.00%, 07/01/2009	395,000	395,755
Orange Cnty., FL RRB, Tourist Dev. Tax:
5.125%, 10/01/2020	120,000	121,687
5.125%, 10/01/2021	105,000	106,476

		1,195,698

STUDENT LOAN 0.9%
Alaska Student Loan Corp. RB, Ser. A:
5.35%, 07/01/2008, (Insd. by AMBAC)	200,000	200,200
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,456,644
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,812,118
Massachusetts Edl. Auth. RRB, Issue E, Ser. A, 4.55%, 07/01/2009	770,000	772,510
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	440,000	440,229

		4,681,701

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 2.3%
California Tobacco Securitization Corp. RB, Enhanced Asset-Backed, Ser. A,
5.00%, 06/01/2017	$200,000	$200,182
California Tobacco Securitization Corp. RRB, Enhanced Asset-Backed, Ser. A:
5.00%, 06/01/2015	2,600,000	2,602,340
5.00%, 06/01/2016	1,115,000	1,115,000
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,288,160
6.25%, 06/01/2042	1,500,000	1,639,500
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	166,815
Tobacco Settlement Fin. Corp. of New York RB, Ser. B-1C, 5.00%, 06/01/2011	1,345,000	1,347,058

		11,359,055

TRANSPORTATION 1.3%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Ser. 1995, 5.50%,
01/01/2026	1,470,000	1,484,832
Florida Port Fin. Commission RB, State Trans. Trust Fund:
5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,020,940
5.375%, 06/01/2027	100,000	101,087
Florida Turnpike Auth. RRB, Ser. A, 5.125%, 07/01/2012	200,000	202,202
Massachusetts Turnpike Auth. RB:
Metro. Hwy. Sys., Ser. A, 5.00%, 01/01/2037	110,000	111,398
Ser. A, 5.125%, 01/01/2017	175,000	178,470
Miami, OH Valley Regl. Trans. Auth., Ltd. Tax RB, 5.10%, 12/01/2008	330,000	330,307
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,378,686
Port Auth. of New York & New Jersey Spl. Obl. RB, Ser. 103, 5.125%,
12/15/2011	1,215,000	1,222,387
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,788
San Joaquin Hills, CA RB, Trans. Corridor Agcy. Toll Road, 5.00%, 01/01/2033,
(Insd. by MBIA)	110,000	110,082

		6,541,179

UTILITY 1.7%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2007	40,000	40,029
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,013
Cuyahoga Cnty., OH Util. Sys. RRB, Med. Ctr. Proj., Ser. B, 5.85%, 08/15/2010	1,190,000	1,193,951
Philadelphia, PA RB, Water & Wastewater, Ser. A, 5.125%, 08/01/2027	835,000	853,370
Puerto Rico Elec. Power Auth. RB, Ser. DD, 5.00%, 07/01/2028	100,000	102,543
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	575,891
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,754,370
West Harris Cnty., TX Muni. Util. Dist No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,002,830

		8,527,997

See Notes to Financial Statements

23

SCHEDULE OF INVESTMENTS continued

May 31, 2007

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.1%
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	$2,945,000	$2,949,859
Birmingham, AL Water & Sewer RRB, Ser. A, 5.00%, 01/01/2018	2,200,000	2,247,982
Chester, PA Water Auth. RB, 5.05%, 12/01/2022	500,000	500,000
Colorado River, TX Muni. Water Dist. RRB, 5.00%, 01/01/2013	250,000	250,235
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	270,000	275,856
Folsom, CA Pub. Fin. Auth. RRB, Water Proj., 4.875%, 11/01/2018	250,000	252,570
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	1,330,000	1,330,000
Mesa, CA Water Dist. Refunding COP, 5.00%, 03/15/2018	300,000	306,201
Mission, TX Waterworks & Sewer Sys. GO, 4.90%, 02/15/2019	545,000	548,864
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	310,000	338,365
New Jersey EDA Water Facs. RB, New Jersey American Water Co. Proj., Ser. B,
5.50%, 06/01/2023	230,000	230,214
New Jersey Wastewater Treatment Trust RB, Ser. B, 5.40%, 09/01/2010	100,000	101,790
New York, NY Muni. Water & Sewer Fin. Auth. RRB, Ser. A, 5.125%, 06/15/2022	1,000,000	1,011,030
Northeast, NE Solid Waste Disposal Facs. RRB, 4.70%, 05/15/2015	200,000	200,122
San Diego, CA Pub. Facs. Financing Auth. RRB, 5.00%, 05/15/2020	250,000	250,235

		10,793,323

Total Municipal Obligations (cost $486,512,567)		488,162,991

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø ##
(cost $3,944,472)	3,944,472	3,944,472

Total Investments (cost $490,457,039) 97.1%		492,107,463
Other Assets and Liabilities 2.9%		14,646,217

Net Assets 100.0%		$506,753,680

Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
-	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

24

SCHEDULE OF INVESTMENTS continued

May 31, 2007

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Authority
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority
BIG	Bond Investors Guarantee	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
CDD	Community Development District	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HDA	Housing Development Authority	TCR	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Texas	13.4%	Arkansas	0.6%
New York	10.6%	South Carolina	0.6%
California	8.6%	Colorado	0.5%
Illinois	7.6%	Georgia	0.5%
Florida	6.8%	Kentucky	0.5%
Massachusetts	6.1%	Maryland	0.5%
Pennsylvania	3.4%	Missouri	0.4%
District of Columbia	3.3%	Nebraska	0.4%
New Jersey	3.0%	New Hampshire	0.4%
Connecticut	2.9%	Wisconsin	0.4%
Indiana	2.7%	Nevada	0.3%
West Virginia	2.7%	Tennessee	0.3%
Louisiana	2.4%	Kansas	0.2%
Arizona	2.3%	Maine	0.2%
Ohio	2.0%	Mississippi	0.2%
Washington	1.9%	New Mexico	0.2%
Michigan	1.6%	Virginia	0.2%
North Carolina	1.6%	Delaware	0.1%
Oklahoma	1.5%	Hawaii	0.1%
Alabama	1.4%	Idaho	0.1%
Oregon	1.3%	North Dakota	0.1%
Alaska	1.2%	Puerto Rico	0.1%
Rhode Island	1.2%	South Dakota	0.1%
Utah	1.2%	Non-state specific	0.9%
Minnesota	0.7%
Montana	0.7%		100.0%

See Notes to Financial Statements

25

SCHEDULE OF INVESTMENTS continued

May 31, 2007

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of May 31, 2007 (unaudited):

AAA	84.4%
AA	7.8%
A	2.7%
BBB	2.0%
BB	1.0%
Less than CCC	0.1%
NR	2.0%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents) based on effective maturity as of May 31, 2007 (unaudited):

Less than 1 year	5.5%
1 to 3 year(s)	10.2%
3 to 5 years	11.2%
5 to 10 years	30.7%
10 to 20 years	23.2%
20 to 30 years	16.1%
30 or more years	3.1%

100.0%

See Notes to Financial Statements

26

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

Assets
Investments in securities, at value (cost $486,512,567)	$488,162,991
Investments in affiliated money market fund, at value (cost $3,944,472)	3,944,472

Total investments	492,107,463
Receivable for Fund shares sold	12,041,227
Interest receivable	8,292,521
Prepaid expenses and other assets	55,585

Total assets	512,496,796

Liabilities
Dividends payable	531,430
Payable for securities purchased	4,078,568
Payable for Fund shares redeemed	1,065,483
Advisory fee payable	2,511
Due to other related parties	4,093
Accrued expenses and other liabilities	61,031

Total liabilities	5,743,116

Net assets	$506,753,680

Net assets represented by
Paid-in capital	$521,856,078
Undistributed net investment income	267,398
Accumulated net realized losses on investments	(17,020,220)
Net unrealized gains on investments	1,650,424

Total net assets	$506,753,680

Net assets consists of
Class A	$286,672,444
Class B	78,158,283
Class C	93,473,679
Class I	48,449,274

Total net assets	$506,753,680

Shares outstanding (unlimited number of shares authorized)
Class A	32,639,169
Class B	8,919,339
Class C	10,606,558
Class I	5,516,627

Net asset value per share
Class A	$8.78
Class A — Offering price (based on sales charge of 4.75%)	$9.22
Class B	$8.76
Class C	$8.81
Class I	$8.78

See Notes to Financial Statements

27

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment income
Interest	$24,719,523
Income from affiliate	503,168

Total investment income	25,222,691

Expenses
Advisory fee	2,845,616
Distribution Plan expenses
Class A	918,765
Class B	911,866
Class C	1,065,902
Administrative services fee	546,806
Transfer agent fees	355,700
Trustees’ fees and expenses	9,357
Printing and postage expenses	50,699
Custodian and accounting fees	183,548
Registration and filing fees	62,879
Professional fees	47,596
Other	10,544

Total expenses	7,009,278
Less: Expense reductions	(27,107)
Expense reimbursements	(153,127)

Net expenses	6,829,044

Net investment income	18,393,647

Net realized and unrealized gains or losses on investments
Net realized gains on investments	746,981
Net change in unrealized gains or losses on investments	873,646

Net realized and unrealized gains or losses on investments	1,620,627

Net increase in net assets resulting from operations	$20,014,274

See Notes to Financial Statements

28

STATEMENTS OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2007		2006

Operations
Net investment income		$18,393,647		$18,965,077
Net realized gains on investments		746,981		562,344
Net change in unrealized gains or losses
on investments		873,646		(440,075)

Net increase in net assets resulting from
operations		20,014,274		19,087,346

Distributions to shareholders from
Net investment income
Class A		(10,529,677)		(11,818,173)
Class B		(2,456,320)		(2,588,834)
Class C		(2,873,030)		(3,085,001)
Class I		(1,669,333)		(1,411,682)

Total distributions to shareholders		(17,528,360)		(18,903,690)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	5,422,834	47,592,007	8,607,072	75,323,656
Class B	104,112	921,567	169,837	1,524,358
Class C	487,797	4,307,988	756,119	6,686,758
Class I	3,579,152	31,418,985	7,326,606	64,166,844

		84,240,547		147,701,616

Net asset value of shares issued in
reinvestment of distributions
Class A	754,470	6,625,634	807,191	7,067,206
Class B	174,072	1,525,274	179,725	1,569,861
Class C	177,851	1,567,276	181,084	1,590,773
Class I	132,300	1,162,037	110,306	965,381

		10,880,221		11,193,221

Automatic conversion of Class B shares to
Class A shares
Class A	399,660	3,509,565	879,085	7,696,728
Class B	(400,609)	(3,509,565)	(881,097)	(7,696,728)

		0		0

Payment for shares redeemed
Class A	(14,740,900)	(129,390,404)	(20,870,426)	(182,643,670)
Class B	(2,880,261)	(25,228,205)	(3,707,966)	(32,382,128)
Class C	(3,752,745)	(33,061,132)	(6,118,923)	(53,745,770)
Class I	(2,516,078)	(22,116,064)	(6,011,326)	(52,620,344)

		(209,795,805)		(321,391,912)

Net decrease in net assets resulting from
capital share transactions		(114,675,037)		(162,497,075)

Total decrease in net assets		(112,189,123)		(162,313,419)
Net assets
Beginning of period		618,942,803		781,256,222

End of period	$ 506,753,680		$ 618,942,803

Undistributed (overdistributed) net
investment income		$267,398		$(598,592)

See Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Prior to April 1, 2007, the 1.00% contingent deferred sales charge was applicable for redemptions made within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

30

NOTES TO FINANCIAL STATEMENTS continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. During the year ended May 31, 2007, the following amounts were reclassified:

Paid-in capital	$(703)
Undistributed net investment income	703

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $153,127.

31

NOTES TO FINANCIAL STATEMENTS continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2007, EIS received $11,002 from the sale of Class A shares and $237,677 and $2,498 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $296,668,579 and $413,523,025, respectively, for the year ended May 31, 2007.

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $490,619,750. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,533,035 and $2,045,322, respectively, with a net unrealized appreciation of $1,487,713.

As of May, 2007, the Fund had $16,857,509 in capital loss carryovers for federal income tax purposes with $4,195,825 expiring in 2008, $12,263,935 expiring in 2009 and $397,749 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund

32

NOTES TO FINANCIAL STATEMENTS continued

to borrow from other participating funds. During the year ended May 31, 2007, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Appreciation	Carryovers

$267,398	$1,487,713	$16,857,509

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid was as follows:

	Year Ended May 31,

	2007	2006

Ordinary Income	$ 88,533	$ 200,577
Exempt-Interest Income	17,439,827	18,703,113

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09%. During the year ended May 31, 2007, the Fund had no borrowings.

33

NOTES TO FINANCIAL STATEMENTS continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meet-

34

NOTES TO FINANCIAL STATEMENTS continued

ings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Municipal Bond Fund, a series of Evergreen Municipal Trust, as of May 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Municipal Bond Fund, as of May 31, 2007, the results of its operations, changes in its net assets and financial highlights for the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 25, 2007

36

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2007, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.50%. The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2008.

37

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39

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

40

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

41

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

573853 rv2 07/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

573853 rv2 07/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 4 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2007 and May 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$111,900	$105,996
Audit -related fees	0	0

Tax fees (1)	6,697	800
Non-audit fees (2)	908,367	900,575

Total fees	$1,026,964	$1,007,371

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _________________________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _________________________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 30, 2007

By: _________________________________
Jeremy DePalma
Principal Financial Officer

Date: July 30, 2007